Filed pursuant to Rule 497(e)
1933 Act File No. 033-52154
1940 Act File No. 811-07168

PROSPECTUS
FEBRUARY 28, 2018
(Amended and Restated as of October 26, 2018)

DOMESTIC EQUITY	Investor	Institutional
Hennessy Cornerstone Growth Fund	HFCGX	HICGX
Hennessy Focus Fund	HFCSX	HFCIX
Hennessy Cornerstone Mid Cap 30 Fund	HFMDX	HIMDX
Hennessy Cornerstone Large Growth Fund	HFLGX	HILGX
Hennessy Cornerstone Value Fund	HFCVX	HICVX

MULTI-ASSET
Hennessy Total Return Fund	HDOGX	—
Hennessy Equity and Income Fund	HEIFX	HEIIX
Hennessy Balanced Fund	HBFBX	—

SECTOR & SPECIALTY
Hennessy BP Energy Fund	HNRGX	HNRIX
Hennessy BP Midstream Fund	HMSFX	HMSIX
Hennessy Gas Utility Fund	GASFX	HGASX
Hennessy Japan Fund	HJPNX	HJPIX
Hennessy Japan Small Cap Fund	HJPSX	HJSIX
Hennessy Large Cap Financial Fund	HLFNX	HILFX
Hennessy Small Cap Financial Fund	HSFNX	HISFX
Hennessy Technology Fund	HTECX	HTCIX

hennessyfunds.com  |  1-800-966-4354

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds or determined if this Prospectus is accurate or complete.
Any representation to the contrary is a criminal offense.

(This Page Intentionally Left Blank.)

Contents

Summary Information:
Domestic Equity
Hennessy Cornerstone Growth Fund	2
Hennessy Focus Fund	5
Hennessy Cornerstone Mid Cap 30 Fund	8
Hennessy Cornerstone Large Growth Fund	11
Hennessy Cornerstone Value Fund	14
Multi-Asset
Hennessy Total Return Fund	17
Hennessy Equity and Income Fund	20
Hennessy Balanced Fund	24
Sector & Specialty
Hennessy BP Energy Fund	27
Hennessy BP Midstream Fund	32
Hennessy Gas Utility Fund	37
Hennessy Japan Fund	40
Hennessy Japan Small Cap Fund	43
Hennessy Large Cap Financial Fund	46
Hennessy Small Cap Financial Fund	49
Hennessy Technology Fund	52
Important Additional Fund Information	55
Additional Investment Information	56
Historical Performance	57
Management of the Funds	59
Shareholder Information
Pricing of Fund Shares	63
Classes of Shares	63
Account Minimum Investments	63
Market Timing Policy	64
Telephone Privileges	64
How to Purchase Shares	65
Automatic Investment Plan	66
Retirement Plans	66
How to Sell Shares	67
How to Exchange Shares	69
Systematic Cash Withdrawal Program	69
Dividends and Distributions	70
Tax Information	70
Descriptions of Indices	71
Important Notice Regarding Delivery of Shareholder Documents	72
Electronic Delivery	72
Financial Highlights	73

An investment in a Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate and it is possible to lose money.

HENNESSY FUNDS	1-800-966-4354

Investor: HFCGX
Institutional: HICGX

HENNESSY CORNERSTONE GROWTH FUND

Investment Objective

The Hennessy Cornerstone Growth Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.41%		0.23%
Shareholder Servicing	0.10%		None
Remaining Other Expenses	0.31%		0.23%
Total Annual Fund Operating Expenses		1.30%		0.97%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$132	$412	$713	$1,568
Institutional	$ 99	$309	$536	$1,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was  98% of the average value of its portfolio.

Principal Investment Strategy

The Fund may invest in any company whose securities are listed on a U.S. national securities exchange and in any foreign company through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund invests in growth-oriented common stocks by utilizing a quantitative formula known as the Cornerstone Growth Strategy® (the “Growth Strategy”). Generally, a majority of the companies selected by the Growth Strategy are small-cap companies (companies with market capitalizations under $1 billion), but the Growth Strategy may also select medium-cap companies (companies with market capitalizations of $1 billion to $8 billion) and large-cap companies (companies with market capitalizations in excess of $8 billion). From a universe of stocks in the Capital IQ Database with market capitalizations exceeding $175 million, the Growth Strategy identifies the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)	Price-to-sales ratio below 1.5

This value criterion helps to uncover relative bargains. The Growth Strategy uses sales as its guide because sales figures are more difficult for a company to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2)	Annual earnings that are higher than the previous year

While we have found that sales may be the best indicator of a company’s value, the Growth Strategy considers improved earnings to be a key indicator of a company’s financial strength.

3)	Positive stock price appreciation, or relative strength, over the past three-month and six-month periods

Relative strength is widely used by investors in attempting to predict which stocks will outperform the market.

The Fund purchases these 50 stocks as dictated by the Growth Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Growth Strategy, the universe of stocks is re-screened and the portfolio is rebalanced

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE GROWTH FUND

annually, generally in the winter. Stocks meeting the Growth Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.  Also, on a monthly basis, the Fund may elect to re-screen the universe of stocks and replace the lowest-performing stocks in the portfolio with up to five new stocks as dictated by the Growth Strategy.  If it does so, in addition to selling the lowest-performing stocks, the Fund will sell a portion of each of the remaining stocks in its portfolio on a pro rata basis so that it can purchase each of the new stocks to constitute 2% of its assets.

As of January 31, 2018, the average and median market capitalization of the stocks held by the Fund were $5.1 billion and $2.5 billion, respectively.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Formula Investing Risk: The Fund will adhere to the Growth Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund for a given year are experiencing financial difficulty or are out of favor with investors. The Fund’s entire portfolio is rebalanced annually in accordance with the Growth Strategy, which may result in the sale of securities that have been performing well in the near term and the purchase of securities that have been performing less well in the near term.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets, or financial resources, and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: The Fund may invest in foreign companies. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

Growth Investing Risk:  A growth-oriented investment approach may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth.  Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during early periods of economic recovery.  Growth stocks may perform differently from the market as a whole and may be out of favor with investors for periods of time.

Value Investing Risk: A value-oriented investment approach involves the risk that value stocks may remain undervalued, or may not appreciate in value as anticipated.  Value stocks may perform differently from the market as a whole and may be out of favor with investors for periods of time.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the Russell 2000® Index and the S&P 500 Index. For additional information on these indices, please see “Descriptions of Indices” on page 71 of this Prospectus. The Fund is the successor to the Hennessy Cornerstone Growth Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Growth Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Growth Fund, which had the same investment adviser and the same investment objective and investment strategy as the Fund. The Fund’s past performance

HENNESSY FUNDS	1-800-966-4354

Investor: HFCGX
Institutional: HICGX

(before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

HENNESSY CORNERSTONE GROWTH FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 23.23% for the quarter ended March 31, 2012, and the lowest quarterly return was -29.48% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2017)

	One	Five	Ten
	Year	Years	Years
Hennessy Cornerstone Growth
Fund – Investor Shares

Return before taxes	16.60%	14.09%	4.52%

Return after taxes
on distributions	16.60%	14.09%	4.52%

Return after taxes
on distributions and
sale of Fund shares	9.40%	11.34%	3.60%

Hennessy Cornerstone Growth
Fund – Institutional Shares

Return before taxes	16.99%	14.42%	4.84%

Russell 2000® Index
(reflects no deduction for
fees, expenses, or taxes)	14.65%	14.12%	8.71%

S&P 500 Index
(reflects no deduction for
fees, expenses, or taxes)	21.83%	15.79%	8.50%

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

The inception date of the Fund’s Institutional Class shares is March 3, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Ryan C. Kelley, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as a Portfolio Manager of the Fund, and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.  Mr. Kelley has served as a Portfolio Manager of the Fund since February 2017 and has been employed by the Investment Manager since 2012.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 55 of this Prospectus.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY FOCUS FUND

HENNESSY FOCUS FUND

Investment Objective

The Hennessy Focus Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.90%		0.90%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.43%		0.20%
Shareholder Servicing	0.10%		None
Remaining Other Expenses	0.33%		0.20%
Acquired Fund Fees and Expenses[1]		0.02%		0.02%
Total Annual Fund Operating Expenses		1.50%		1.12%

[1]
Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$153	$474	$818	$1,791
Institutional	$114	$356	$617	$1,363

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests primarily in domestic companies listed on U.S. national securities exchanges. The Fund may also invest in (i) foreign companies listed on U.S. national securities exchanges, (ii) foreign companies through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges and, (iii) foreign companies traded on foreign exchanges.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments, and debt instruments.  The Fund invests without regard to market capitalization.

The Portfolio Managers implement the Fund’s strategy by focusing on companies whose valuations in the market are modest, that earn higher than average economic returns, that are well managed, and that have ample opportunity to reinvest excess profits at above-average rates.  Once a potential investment is identified, the Portfolio Managers attempt to purchase shares at a price they believe represents a discount to a conservative estimate of the company’s intrinsic value.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the

HENNESSY FUNDS	1-800-966-4354

Investor: HFCSX
Institutional: HFCIX

past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Temporary Defensive Positions Risk:  From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, political, or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Small-Sized and Medium-Sized Companies Risk:  The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets, or financial resources, and their management may be dependent on a limited number of key individuals.

Non-Diversification Risk:  Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a more limited number of issuers), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund may be more volatile because each stock in which it invests could have a greater impact on the Fund’s performance.

Foreign Securities Risk:  The Fund may invest in foreign companies. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Russell 3000® Index, as well as an additional index that reflects the types of securities in which the Fund invests, the Russell MidCap® Growth Index.  For additional information on these indices, please see “Descriptions of Indices” on page 71 of this Prospectus.  The Fund is the successor to the FBR Focus Fund (the “Predecessor Focus Fund”). The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Focus Fund, which had the same investment objective and substantially similar investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

HENNESSY FOCUS FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 19.82% for the quarter ended June 30, 2009, and the lowest quarterly return was -16.38% for the quarter ended December 31, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY FOCUS FUND

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2017)

	One	Five	Ten
	Year	Years	Years
Hennessy Focus Fund –
Investor Shares

Return before taxes	19.27%	14.42%	10.16%

Return after taxes
on distributions	19.26%	13.91%	9.31%

Return after taxes
on distributions and
sale of Fund shares	10.91%	11.50%	8.18%

Hennessy Focus Fund –
Institutional Shares

Return before taxes	19.71%	14.80%	10.52%

Russell 3000® Index
(reflects no deduction for
fees, expenses, or taxes)	21.13%	15.58%	8.60%

Russell MidCap®
Growth Index
(reflects no deduction for
fees, expenses, or taxes)	25.27%	15.30%	9.10%

We use the Russell MidCap® Growth Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

The inception date of the Fund’s Institutional Class shares is May 30, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor to the Fund is Broad Run Investment Management, LLC.

Portfolio Managers

David S. Rainey, CFA, Brian E. Macauley, CFA, and Ira M. Rothberg, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Messrs. Rainey, Macauley, and Rothberg have each served as a Co-Portfolio Manager of the Fund since August 2009.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 55 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HFMDX
Institutional: HIMDX

HENNESSY CORNERSTONE MID CAP 30 FUND

Investment Objective

The Hennessy Cornerstone Mid Cap 30 Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.45%		0.23%
Shareholder Servicing	0.10%		None
Remaining Other Expenses	0.35%		0.23%
Total Annual Fund Operating Expenses		1.34%		0.97%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$136	$425	$734	$1,613
Institutional	$ 99	$309	$536	$1,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategy

The Fund may invest in any company listed on a U.S. national securities exchange, but specifically excludes American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-cap, growth-oriented stocks by utilizing a quantitative formula known as the Cornerstone Mid Cap 30 Formula® (the “Mid Cap 30 Formula”). From a universe of stocks in the Capital IQ Database of mid-cap companies (defined as companies that have market capitalizations of between $1 billion and $10 billion), the Mid Cap 30 Formula identifies the 30 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)	Price-to-sales ratio below 1.5

This value criterion helps to uncover relative bargains. The Mid Cap 30 Formula uses sales as its guide because sales figures are more difficult for a company to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2)	Annual earnings that are higher than the previous year

While we have found that sales may be the best indicator of a company’s value, the Mid Cap 30 Formula considers improved earnings to be a key indicator of a company’s financial strength.

3)	Positive stock price appreciation, or relative strength, over the past three-month and six-month periods

Relative strength is widely used by investors in attempting to predict which stocks will outperform the market.

The Fund purchases these 30 stocks as dictated by the Mid Cap 30 Formula, weighted equally by dollar amount, with 3.33% of the portfolio’s assets invested in each. Using the Mid Cap 30 Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the fall. Stocks meeting the Mid Cap 30 Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an

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DOMESTIC EQUITY – HENNESSY CORNERSTONE MID CAP 30 FUND

equal 3.33% weighting.  Also, on a monthly basis, the Fund may elect to re-screen the universe of stocks and replace the lowest-performing stocks in the portfolio with up to three new stocks as dictated by the Mid Cap 30 Formula.  If it does so, in addition to selling the lowest-performing stocks, the Fund will sell a portion of each of the remaining stocks in its portfolio on a pro rata basis so that it can purchase each of the new stocks to constitute 3.33% of its assets.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Formula Investing Risk: The Fund will adhere to the Mid Cap 30 Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund for a given year are experiencing financial difficulty or are out of favor with investors. The Fund’s entire portfolio is rebalanced annually in accordance with the Mid Cap 30 Formula, which may result in the sale of securities that have been performing well in the near term and the purchase of securities that have been performing less well in the near term.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.  Small companies may have limited product lines, markets, or financial resources, and their management may be dependent on a limited number of key individuals.

Growth Investing Risk:  A growth-oriented investment approach may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth.  Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during early periods of economic recovery.  Growth stocks may perform differently from the market as a whole and may be out of favor with investors for periods of time.

Value Investing Risk: A value-oriented investment approach involves the risk that value stocks may remain undervalued, or may not appreciate in value as anticipated.  Value stocks may perform differently from the market as a whole and may be out of favor with investors for periods of time.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the S&P 500 Index, as well as an additional index that reflects the types of securities in which the Fund invests, the Russell Midcap® Index. For additional information on these indices, please see “Descriptions of Indices” on page 71 of this Prospectus. The Fund is the successor to the Hennessy Cornerstone Mid Cap 30 Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Mid Cap 30 Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Mid Cap 30 Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

HENNESSY FUNDS	1-800-966-4354

Investor: HFMDX
Institutional: HIMDX

HENNESSY CORNERSTONE MID CAP 30 FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 15.10% for the quarter ended March 31, 2013, and the lowest quarterly return was -22.59% for the quarter ended September 30, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2017)

	One	Five	Ten
	Year	Years	Years
Hennessy Cornerstone Mid Cap 30
Fund – Investor Shares

Return before taxes	20.51%	14.00%	9.27%

Return after taxes
on distributions	15.91%	12.33%	8.45%

Return after taxes on
distributions and sale
of Fund shares	15.21%	11.05%	7.52%

Hennessy Cornerstone Mid Cap 30
Fund – Institutional Shares

Return before taxes	20.96%	14.35%	9.63%

Russell Midcap® Index
(reflects no deduction for
fees, expenses, or taxes)	18.52%	14.96%	9.11%

S&P 500 Index
(reflects no deduction for
fees, expenses, or taxes)	21.83%	15.79%	8.50%

We use the Russell Midcap® Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

The inception date of the Fund’s Institutional Class shares is March 3, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Ryan C. Kelley, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as a Portfolio Manager of the Fund and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.  Mr. Kelley has served as a Portfolio Manager of the Fund since February 2017 and has been employed by the Investment Manager since 2012.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 55 of this Prospectus.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE LARGE GROWTH FUND

HENNESSY CORNERSTONE LARGE GROWTH FUND

Investment Objective

The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.37%		0.27%
Shareholder Servicing	0.10%		None
Remaining Other Expenses[1]	0.27%		0.27%
Total Annual Fund Operating Expenses		1.26%		1.01%
Expense Reimbursement		N/A		(0.02)%[2]
Total Annual Fund Operating Expenses
After Expense Reimbursement		1.26%		0.99%

[1]
Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

[2]
The Fund’s investment manager has contractually agreed to ensure that total operating expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) does not exceed 0.98% of the average daily net assets of Institutional Class shares of the Fund. The contractual arrangement will continue until November 30, 2019, at which time the contractual arrangement will automatically terminate (it may not be terminated prior to that date). The Fund’s investment manager may recoup reimbursed amounts for three years after the end of the fiscal year in which the reimbursement occurred, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such reimbursement.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$128	$400	$692	$1,523
Institutional	$101	$317	$554	$1,233

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategy

The Fund may invest in any company listed on a U.S. national securities exchange, but specifically excludes American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. The Fund invests in growth-oriented common stocks of larger companies by utilizing a quantitative formula known as the Cornerstone Large Growth Formula (the “Large Growth Formula”). The Large Growth Formula identifies from the Capital IQ Database the 50 common stocks with the highest one-year return on total capital that also meet the following criteria:

1)	Market capitalization that exceeds the Database average

2)	Price-to-cash flow ratio less than the Database median

3)	Positive total capital

The Fund purchases these 50 stocks as dictated by the Large Growth Formula, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each.  Using the Large Growth Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter.  Stocks meeting the Large Growth Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold.  Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

HENNESSY FUNDS	1-800-966-4354

Investor: HFLGX
Institutional: HILGX

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Formula Investing Risk: The Fund will adhere to the Large Growth Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund for a given year are experiencing financial difficulty or are out of favor with investors. The Fund’s portfolio is rebalanced annually in accordance with the Large Growth Formula, which may result in the sale of securities that have been performing well in the near term and the purchase of securities that have been performing less well in the near term.

Medium-Sized Company Risk: The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Growth Investing Risk: A growth-oriented investment approach may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth.  Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during early periods of economic recovery.  Growth stocks may perform differently from the market as a whole and may be out of favor with investors for periods of time.

Value Investing Risk: A value-oriented investment approach involves the risk that value stocks may remain undervalued, or may not appreciate in value as anticipated.  Value stocks may perform differently from the market as a whole and may be out of favor with investors for periods of time.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one and five years and since inception compare with those of indices that reflect broad measures of market performance, the Russell 1000® Index and the S&P 500 Index. For additional information on these indices, please see “Descriptions of Indices” on page 71 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

HENNESSY CORNERSTONE LARGE GROWTH FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 11.76% for the quarter ended September 30, 2010, and the lowest quarterly return was -15.98% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares because the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2017)
			Since
	One	Five	Inception
	Year	Years	(3/20/09)
Hennessy Cornerstone Large
Growth Fund – Investor Shares

Return before taxes	17.08%	14.28%	17.14%

Return after taxes
on distributions	15.95%	11.56%	15.09%

Return after taxes on
distributions and sale
of Fund shares	10.56%	11.00%	14.17%

Hennessy Cornerstone Large
Growth Fund – Institutional Shares

Return before taxes	17.33%	14.51%	17.43%

Russell 1000® Index
(reflects no deduction for
fees, expenses, or taxes)	21.69%	15.71%	17.88%

S&P 500 Index
(reflects no deduction for
fees, expenses, or taxes)	21.83%	15.79%	17.71%

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE LARGE GROWTH FUND

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Ryan C. Kelley, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as a Portfolio Manager of the Fund, and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.  Mr. Kelley has served as a Portfolio Manager of the Fund since February 2017 and has been employed by the Investment Manager since 2012.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 55 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HFCVX
Institutional: HICVX

HENNESSY CORNERSTONE VALUE FUND

Investment Objective

The Hennessy Cornerstone Value Fund seeks total return, consisting of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.34%		0.24%
Shareholder Servicing	0.10%		None
Remaining Other Expenses[1]	0.24%		0.24%
Total Annual Fund Operating Expenses		1.23%		0.98%

[1]
Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$125	$390	$676	$1,489
Institutional	$100	$312	$542	$1,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategy

The Fund may invest in any company whose securities are listed on a U.S. national securities exchange and in any foreign company through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. The Fund invests in larger, dividend-paying companies (companies with market capitalizations that exceed the average of the Capital IQ Database) by utilizing a quantitative formula known as the Cornerstone Value Strategy® (the “Value Strategy”). The Value Strategy identifies from the Capital IQ Database the 50 common stocks with the highest dividend yield as of the date of purchase that also meet the following criteria:

1)	Market capitalization that exceeds the Database average

2)	Number of shares outstanding that exceeds the Database average

3)	Twelve-month sales that are 50% greater than the Database average

4)	Cash flow that exceeds the Database average

The Fund purchases these 50 stocks as dictated by the Value Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Value Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Value Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

As of January 31, 2018, the average market capitalization of the stocks held by the Fund was $109.8 billion.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE VALUE FUND

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Formula Investing Risk: The Fund will adhere to the Value Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty or are out of favor with investors. The Fund’s portfolio is rebalanced annually in accordance with the Value Strategy, which may result in the sale of securities that have been performing well in the near term and the purchase of securities that have been performing less well in the near term.

Medium-Sized Companies Risk: The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Value Investing Risk:  A value-oriented investment approach involves the risk that value stocks may remain undervalued, or may not appreciate in value as anticipated.  Value stocks may perform differently from the market as a whole and may be out of favor with investors for periods of time.

Foreign Securities Risk: The Fund may invest in foreign companies. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the S&P 500 Index, as well as an additional index that reflects the types of securities in which the Fund invests, the Russell 1000® Value Index. For additional information on these indices, please see “Descriptions of Indices” on page 71 of this Prospectus. The Fund is the successor to the Hennessy Cornerstone Value Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Value Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Value Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

HENNESSY CORNERSTONE VALUE FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 28.59% for the quarter ended September 30, 2009, and the lowest quarterly return was -22.40% for the quarter ended December 31, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

HENNESSY FUNDS	1-800-966-4354

Investor: HFCVX
Institutional: HICVX

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2017)

	One	Five	Ten
	Year	Years	Years
Hennessy Cornerstone Value
Fund – Investor Shares

Return before taxes	19.16%	12.48%	7.11%

Return after taxes
on distributions	15.32%	11.25%	6.25%

Return after taxes
on distributions and
sale of Fund shares	13.85%	9.87%	5.65%

Hennessy Cornerstone Value
Fund – Institutional Shares

Return before taxes	19.48%	12.71%	7.36%

Russell 1000® Value Index
(reflects no deduction for
fees, expenses, or taxes)	13.66%	14.04%	7.10%

S&P 500 Index
(reflects no deduction for
fees, expenses, or taxes)	21.83%	15.79%	8.50%

We use the Russell 1000® Value Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

The inception date of the Fund’s Institutional Class shares is March 3, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Ryan C. Kelley, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Mr. Hennessy serves as a Portfolio Manager of the Fund, and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.  Mr. Kelley has served as a Portfolio Manager of the Fund since February 2017 and has been employed by the Investment Manager since 2012.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 55 of this Prospectus.

HENNESSYFUNDS.COM

MULTI-ASSET – HENNESSY TOTAL RETURN FUND

HENNESSY TOTAL RETURN FUND

Investment Objective

The Hennessy Total Return Fund seeks total return, consisting of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.15%
Other Expenses		0.83%
Shareholder Servicing	0.10%
Interest Expense	0.41%
Remaining Other Expenses[1]	0.32%
Total Annual Fund Operating Expenses		1.58%

[1]
Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$161	$499	$860	$1,878

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund had a portfolio turnover rate of 36% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in the 10 highest dividend-yielding Dow Jones Industrial Average (“DJIA”) stocks (known as the “Dogs of the Dow”) and in U.S. Treasury securities with a maturity of less than one year.

The Fund invests approximately 50% of its assets in the 10 “Dogs of the Dow” stocks, in roughly equal dollar amounts, and approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year. The Fund then utilizes a borrowing strategy that allows the Fund’s performance to approximate what it would be if the Fund had an asset allocation of roughly 75% Dogs of the Dow stocks and 25% U.S. Treasury securities. The Fund typically borrows money by entering into reverse repurchase agreements secured by its portfolio of U.S. Treasury securities.

The total portfolio is divided into multiple sub-portfolios, each of which uses the Dogs of the Dow strategy. On various dates throughout the year, each of these sub-portfolios is reviewed. In a review, the Investment Manager determines the 10 highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund then purchases those stocks in approximately equal amounts for the sub-portfolio being reviewed. The Fund also may purchase from time to time an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year for the sub-portfolio being reviewed. On the next date, another sub-portfolio is reviewed in a similar manner.

The Fund generally holds the stock investments within each sub-portfolio for one year, upon which time the applicable sub-portfolio is up for another review. The Fund generally holds the stock investments within each sub-portfolio for one year regardless of whether they remain in the DJIA or retain the characteristics of Dogs of the Dow stocks. At the end of the one-year period, the Fund sells any stocks in the applicable

HENNESSY FUNDS	1-800-966-4354

HDOGX

sub-portfolio that are no longer Dogs of the Dow stocks and replaces them with stocks that are Dogs of the Dow stocks. Additionally, it may sell a portion of the stocks that remain in the applicable sub-portfolio so that the rebalanced portion of the applicable sub-portfolio adheres to the Fund’s asset allocation strategy.

Principal Risks

Although a portion of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with an investment in the Fund, as there are with any security. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty or are out of favor with investors. The Fund’s portfolio is rebalanced annually in accordance with its strategy, which may result in the sale of securities that have been performing well in the near term and the purchase of securities that have been performing less well in the near term.

Non-Diversification Risk: Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a more limited number of issuers), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund may be more volatile because each stock in which it invests could have a greater impact on the Fund’s performance.

Borrowing Risk: The Fund borrows against its investments. Purchasing U.S. Treasury securities with borrowed money is an investment technique that increases investment risk because if the securities purchased with borrowed money decline in value, the Fund’s losses would be greater than if it had used cash to make purchases. Also, the Fund will incur interest costs when it borrows money, which costs may exceed the investment returns it earns on the securities purchased with borrowed money. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee, or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds from the reverse repurchase agreement may effectively be restricted pending such decision.

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Total Return Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the DJIA, as well as an additional index that reflects the types of securities in which the Fund invests, the 75/25 Blended DJIA/Treasury Index (which consists of 75% common stocks represented by the DJIA and 25% short-duration Treasury securities represented by the ICE BofAML U.S. 3-Month Treasury Bill Index). For additional information on these indices, please see “Descriptions of Indices” on page 71 of this Prospectus. The Fund is the successor to the Hennessy Total Return Fund, a series of The Hennessy Funds, Inc. (the “Predecessor Total Return Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Total Return Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

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MULTI-ASSET – HENNESSY TOTAL RETURN FUND

HENNESSY TOTAL RETURN FUND
CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund’s highest quarterly return was 15.11% for the quarter ended September 30, 2009, and the lowest quarterly return was -18.41% for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2017)

	One	Five	Ten
	Year	Years	Years
Hennessy Total Return Fund

Return before taxes	11.17%	9.72%	5.53%

Return after taxes
on distributions	8.08%	7.79%	4.45%

Return after taxes
on distributions and
sale of Fund shares	8.77%	7.49%	4.31%

75/25 Blended
DJIA/Treasury Index
(reflects no deduction for
fees, expenses, or taxes)	20.76%	12.24%	7.20%

Dow Jones
Industrial Average
(reflects no deduction for
fees, expenses, or taxes)	28.11%	16.37%	9.28%

We use the 75/25 Blended DJIA/Treasury Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Ryan C. Kelley, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Mr. Hennessy serves as a Portfolio Manager of the Fund and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.  Mr. Kelley has served as a Portfolio Manager of the Fund since May 2018 and has been employed by the Investment Manager since 2012.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 55 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HEIFX
Institutional: HEIIX

HENNESSY EQUITY AND INCOME FUND

Investment Objective

The Hennessy Equity and Income Fund seeks long-term capital growth and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%		0.80%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.48%		0.25%
Shareholder Servicing	0.10%		None
Remaining Other Expenses	0.38%		0.25%
Acquired Fund Fees and Expenses[1]		0.05%		0.05%
Total Annual Fund Operating Expenses		1.48%		1.10%

[1]
Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$151	$468	$808	$1,768
Institutional	$112	$350	$606	$1,340

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategy

The Fund is designed as a balanced fund that seeks income and long-term capital appreciation with reduced volatility of returns.  The Portfolio Managers’ approach places a focus on seeking downside protection.  Under normal circumstances, the Fund will invest approximately 60% of its assets in equity securities and approximately 40% of its assets in fixed income securities, but this allocation mix may change over time based on the Investment Manager’s view of economic conditions and underlying security values.

The Fund invests primarily in the securities of companies listed on U.S. national securities exchanges, including common stock, preferred stock, convertible securities, and high-quality corporate, agency, and government bonds.  The Fund may also invest in mortgage-backed and asset-backed securities and in foreign securities, including American Depositary Receipts or other types of depositary receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund may invest directly in fixed income securities or it may invest indirectly in fixed income securities by investing in other investment companies (including exchange-traded funds, referred to as ETFs) that invest in fixed income securities.  The Fund invests without regard to market capitalization.

EQUITY ALLOCATION

The equity Portfolio Managers utilize a fundamental, value-oriented investment approach, focusing on larger, high-quality companies that have demonstrated market dominance, have low business risk and continue to have solid, long-term growth prospects.  The Portfolio Managers give consideration to companies that have shareholder-oriented management, with a history of alignment with shareholder interests through stock incentives, insider buying, and corporate stock buybacks.  Many of the stocks held by the Fund are expected to pay dividends.

FIXED INCOME ALLOCATION

The fixed income Portfolio Managers focus on higher quality, intermediate-term fixed income securities, but they may invest

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MULTI-ASSET – HENNESSY EQUITY AND INCOME FUND

up to 10% of the Fund’s assets in high-yield bonds (commonly known as “junk bonds”).

The fixed income Portfolio Managers employ continuous analysis and assessment of the variables that influence bond prices. They will use this proprietary approach, which combines economic data and technical factors to evaluate the probability of interest rate movements in order to manage the duration of the portfolio in an effort to mitigate downside risk and maximize total return.

As of January 31, 2018, the bonds and cash equivalents held in the fixed income allocation of the Fund had a dollar-weighted average effective maturity of 6.37 years.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Debt Investments Risk:  The yields and principal values of debt securities fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer-term bond will increase or decrease more for a given change in interest rates than a shorter-term bond.

Foreign Securities Risk:  The Fund may invest in foreign companies.  There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.  Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

High-Yield Investments Risk:  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Fund.

Mortgage-Backed and Asset-Backed Securities Investments Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and income distribution.

Investment Company Securities Risk:  When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

ETF Risk:  In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange-traded funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; and (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Temporary Defensive Positions Risk:  From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, political, or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

HENNESSY FUNDS	1-800-966-4354

Investor: HEIFX
Institutional: HEIIX

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one. five, and ten years compare with an index that reflects a broad measure of market performance, the S&P 500 Index, as well as an additional index that reflects types of securities in which the Fund invests, the Blended Balanced Index (which consists of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Bloomberg Barclays Intermediate U.S. Government/Credit Index).  For additional information on these indices, please see “Descriptions of Indices” on page 71 of this Prospectus. The Fund is the successor to the FBR Balanced Fund (the “Predecessor Equity and Income Fund”).  The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Equity and Income Fund, which had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Equity and Income Fund was the investment successor to the AFBA 5Star Balanced Fund (the “AFBA Predecessor Balanced Fund”).  The performance information provided for periods on or prior to March 12, 2010, is historical information for the Advisor Class shares of the AFBA Predecessor Balanced Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

HENNESSY EQUITY AND INCOME FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 10.89% for the quarter ended September 30, 2009, and the lowest quarterly return was -13.66% for the quarter ended December 31, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares because the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2017)

	One	Five	Ten
	Year	Years	Years
Hennessy Equity and Income
Fund – Investor Shares

Returns before taxes	13.51%	8.39%	6.50%

Returns after taxes
on distributions	11.96%	7.00%	5.45%

Returns after taxes on
distributions and sale
of fund shares	8.89%	6.48%	5.01%

Hennessy Equity and Income
Fund – Institutional Shares

Returns before taxes	13.88%	8.76%	6.81%

S&P 500 Index
(reflects no deduction for
fees, expenses, or taxes)	21.83%	15.79%	8.50%

Blended Balanced Index
(reflects no deduction for
fees, expenses, or taxes)	13.59%	9.99%	6.70%

We use the Blended Balanced Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.

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MULTI-ASSET – HENNESSY EQUITY AND INCOME FUND

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisors

The sub-advisor for the equity allocation of the Fund is The London Company of Virginia, LLC (“The London Company”), and the sub-advisor for the fixed income allocation of the Fund is Financial Counselors, Inc. (“FCI”).

Portfolio Managers

The London Company investment team, which comprises Stephen M. Goddard, CFA, Jonathan T. Moody, J. Brian Campbell, CFA, and Mark E. DeVaul, CFA and CPA, is primarily responsible for the day-to-day management of the portfolio of the equity allocation of the Fund and for developing and executing its investment program.  Mr. Goddard has served as the Lead Portfolio Manager of the equity allocation of the Fund since July 2007 and is also the Managing Director and Founder of The London Company.  Messrs. Moody, Campbell, and DeVaul have each served as a Portfolio Manager of the equity allocation of the Fund since July 2007, September 2010, and July 2011, respectively.

The FCI investment team, which comprises Gary B. Cloud, CFA, and Peter G. Greig, CFA, is primarily responsible for the day-to-day management of the portfolio of the fixed income allocation of the Fund and for developing and executing its investment program.  Messrs. Cloud and Greig have each served as a Portfolio Manager of the fixed income allocation of the Fund since July 2007, and each also serves as a Senior Vice President of FCI.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 55 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

HBFBX

HENNESSY BALANCED FUND

Investment Objective

The Hennessy Balanced Fund seeks a combination of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.15%
Other Expenses		1.08%
Shareholder Servicing	0.10%
Remaining Other Expenses[1]	0.98%
Total Annual Fund Operating Expenses		1.83%

[1]
Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$186	$576	$990	$2,148

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund had a portfolio turnover rate of 31% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests approximately 50% of its assets in roughly equal dollar amounts in the 10 highest dividend-yielding Dow Jones Industrial Average (“DJIA”) stocks (known as the “Dogs of the Dow”), but limits exposure to market risk and volatility by investing approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year.

The total portfolio is divided into multiple sub-portfolios, each of which uses the Dogs of the Dow strategy. On various dates throughout the year, each of these sub-portfolios are reviewed. In a review, the Investment Manager determines the 10 highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund then purchases those stocks in approximately equal amounts for the sub-portfolio being reviewed. The Fund also may purchase from time to time an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year for the sub-portfolio being reviewed. On the next date, another sub-portfolio is reviewed in a similar manner.

The Fund generally holds the stock investments within each sub-portfolio for one year, upon which time, the applicable sub-portfolio is up for another review. The Fund generally holds the stock investments within each sub-portfolio for one year regardless of whether they remain in the DJIA or retain the characteristics of Dogs of the Dow stocks. At the end of the one-year period, the Fund sells any stocks in the applicable sub-portfolio that are no longer Dogs of the Dow stocks and replaces them with stocks that are Dogs of the Dow stocks. Additionally, it may sell a portion of the stocks that remain in the applicable sub-portfolio so that the rebalanced portion of the applicable sub-portfolio adheres to the Fund’s asset allocation strategy.

Principal Risks

Although approximately 50% of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with an investment in the Fund, as there are with any security. The value of your investment will fluctuate over time,

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MULTI-ASSET – HENNESSY BALANCED FUND

and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty or are out of favor with investors. The Fund’s portfolio is rebalanced annually in accordance with its strategy, which may result in the sale of securities that have been performing well in the near term and the purchase of securities that have been performing less well in the near term.

Non-Diversification Risk: Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a more limited number of issuers), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund may be more volatile because each stock in which it invests could have a greater impact on the Fund’s performance.

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Balanced Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the DJIA, as well as an additional index that reflects the types of securities in which the Fund invests, the 50/50 Blended DJIA/Treasury Index (which consists of 50% common stocks represented by the DJIA and 50% short-duration Treasury securities represented by the ICE BofAML 1-Year Treasury Note Index).  For additional information on these indices, please see “Descriptions of Indices” on page 71 of this Prospectus. The Fund is the successor to the Hennessy Balanced Fund, a series of The Hennessy Funds, Inc. (the “Predecessor Balanced Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Balanced Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

HENNESSY BALANCED FUND
CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund’s highest quarterly return was 14.05% for the quarter ended September 30, 2009, and the lowest quarterly return was -12.52% for the quarter ended December 31, 2008.

HENNESSY FUNDS	1-800-966-4354

HBFBX

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2017)

	One	Five	Ten
	Year	Years	Years
Hennessy Balanced Fund

Return before taxes	8.35%	6.23%	3.93%

Return after taxes
on distributions	6.49%	4.96%	3.23%

Return after taxes
on distributions and
sale of Fund shares	6.22%	4.78%	3.06%

50/50 Blended
DJIA/Treasury Index
(reflects no deduction for
fees, expenses, or taxes)	13.62%	8.24%	5.29%

Dow Jones
Industrial Average
(reflects no deduction for
fees, expenses, or taxes)	28.11%	16.37%	9.28%

We use the 50/50 Blended DJIA/Treasury Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Ryan C. Kelley, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as a Portfolio Manager of the Fund and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.  Mr. Kelley has served as a Portfolio Manager of the Fund since May 2018 and has been employed by the Investment Manager since 2012.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 55 of this Prospectus.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY BP ENERGY FUND

HENNESSY BP ENERGY FUND

Investment Objective

The Hennessy BP Energy Fund seeks total return.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.25%		1.25%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.47%		0.32%
Shareholder Servicing	0.10%		None
Remaining Other
Expenses[1,2]	0.37%		0.32%
Total Annual Fund
Operating Expenses[3]		1.87%		1.57%

[1]
“Remaining Other Expenses” has been adjusted as necessary from amounts incurred during the most recent fiscal year of the Predecessor BP TwinLine Energy Fund (as defined below) to reflect current fees and expenses.

[2]
Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

[3]
“Total Annual Fund Operating Expenses” does not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the Predecessor BP TwinLine Energy Fund’s audited financial statements for the period ended November 30, 2017, because the information in the financial highlights section reflects the operating expenses of the Predecessor BP TwinLine Energy Fund and does not include acquired fund fees and expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$190	$588	$1,011	$2,190
Institutional	$160	$496	$ 855	$1,867

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the predecessor to the Fund, the BP Capital TwinLine Energy Fund, a series of Professionally Managed Portfolios (the “Predecessor BP TwinLine Energy Fund”), had a portfolio turnover of 84% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in publicly traded equity and debt securities of U.S. energy companies. The Portfolio Managers consider U.S. energy companies to be companies operating in the United States in a capacity related to the supply, transportation, production, transmission, and demand of energy, also known as the energy value chain. Primary categories of the energy value chain include the following:

•
Energy Companies (Supply-side oriented) – Companies across the energy supply chain spectrum, including upstream, midstream, and downstream energy companies of various energy sources such as natural gas, crude oil, refined products, coal, and electricity, as well as companies that provide services to oil and gas companies.

•
Industrial Companies – Energy-intensive chemical, metal, industrial, and manufacturing companies and engineering and construction companies that the Portfolio Managers expect to benefit from growing U.S. energy production and lower feedstock costs relative to global costs.

•
Infrastructure Companies – Companies that design, manufacture, install, own, operate, or service equipment or assets that enable the connectivity of energy supply and demand or provide technology and engineering

HENNESSY FUNDS	1-800-966-4354

Investor: HNRGX
Institutional: HNRIX

solutions to industrial, commercial, and consumer markets. Examples include (1) a manufacturer of liquefied natural gas products for locomotives powered by natural gas, (2) a manufacturer of engines that primarily use natural gas and alternative fuels to power school buses and refuse collection trucks, and (3) a specialty energy infrastructure contractor that provides engineering, procurement, and construction services to the oil, gas, refinery, petrochemical, and power industries.

•
Transportation and Logistics Companies – Companies that provide solutions for transportation and logistics to the U.S. manufacturing industry. Examples include industries greatly affected by energy costs, such as trucking, railroads, and airlines.

The Fund may invest up to 25% of its total assets in securities of energy-related master limited partnerships (“MLPs”). MLPs are generally energy or natural resource-related companies. The Fund invests without regard to market capitalization, and may invest in initial public offerings (“IPOs”). In addition, the Portfolio Managers may utilize derivatives on stocks, indices, interest rates, debt securities, or currencies to seek to enhance the Fund’s return and attempt to limit downside risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks or indices, such as futures, options, swaps, and forward contracts.

The Fund may invest up to 25% of its total assets in debt securities, preferred stock, and convertible securities of energy renaissance companies, provided that such securities are rated, at the time of investment, at least B3 by Moody’s Investors Service, Inc., B- by Standard & Poor’s or Fitch Ratings, or a comparable rating by another nationally recognized statistical rating organization, except that with respect to up to 10% of its total assets the Fund may invest in debt securities, preferred shares, and convertible securities that have lower ratings or are unrated at the time of investment. Energy renaissance companies are companies operating in a capacity related to the supply, transportation, storage, refining and intense end use of energy, which can also be described as companies operating across the entire spectrum of the energy value chain. The Fund may invest in debt securities of any maturity or duration.

The Portfolio Managers use a proprietary research and investment process that involves fundamental and quantitative analysis of various macroeconomic and commodity price and other factors to select the Fund’s investments and determine the weighting of each investment. The Portfolio Managers may sell all or a portion of a position of the Fund’s portfolio holding for a number of reasons, including (1) the issuer’s fundamentals deteriorating, (2) the parameters established for the security’s profits or losses being realized, or (3) the Fund requiring cash to meet redemption requests.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Cash Flow Risk: The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in MLPs and other entities that have economic characteristics similar to MLPs. The amount and tax characterization of cash available for distribution by such companies depends upon the amount of cash generated by the such companies’ operations. Cash available for distribution may vary widely from quarter to quarter and will be affected by various factors affecting each company’s operations. The Fund periodically will distribute more than its income and net realized capital gains, which means a portion of a shareholder’s distribution would be a return of capital. A return of capital distribution reduces the basis of a shareholder’s shares. As a result, a shareholder may recognize a capital gain when the shareholder sells the shareholder’s shares, if the shareholder has received a return of capital distribution.

Commodity Price Risk: MLPs and other companies operating in the energy infrastructure industry may be affected by fluctuations in the prices of energy commodities. Fluctuations in energy infrastructure commodity prices directly impact companies that own such energy infrastructure commodities and could indirectly impact companies that engage in transportation, storage, processing, distribution, or marketing of such energy infrastructure commodities.

Derivatives Risk: Using derivatives can have a leveraging effect and increase the volatility of the Fund. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the

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SECTOR & SPECIALTY – HENNESSY BP ENERGY FUND

value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to, illiquidity risk, operational leverage risk, tracking risk, and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance.

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is unable to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Industry Concentration Risk: The Fund concentrates its investments within the energy sector, which comprises energy, industrial, infrastructure, and logistics companies, and will therefore be susceptible to adverse economic, environmental, business, regulatory, or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the energy sector are subject to specific risks, including (i) fluctuations in commodity prices, (ii) reduced consumer demand for commodities such as oil, natural gas, or petroleum products, (iii) reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering, (iv) slowdowns in new construction, (v) extreme weather or other natural disasters, and (vi) threats of attack by terrorists on energy assets. Additionally, energy sector companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely affect their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Debt Investments Risk: The yields and principal values of debt securities fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer-term bond will increase or decrease more for a given change in interest rates than a shorter-term bond. Given that the Federal Reserve has begun to raise interest rates, there may be a heightened level of interest rate risk.

High-Yield Investments Risk: The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Fund.

Leveraging Risk: Certain Fund transactions, including futures contracts and short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Liquidity Risk: The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or the Fund may be forced to sell an illiquid asset to meet redemption requests or other cash needs and may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

MLP Risk: Investment in securities of an MLP involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund will be taxed at ordinary income rates, and a shareholder may receive a corrected Form 1099.

HENNESSY FUNDS	1-800-966-4354

Investor: HNRGX
Institutional: HNRIX

MLP Tax Risk: A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax, excise tax, or another form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could reduce the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Therefore, if any MLPs owned by the Fund were treated as corporations or other forms of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced which could cause a material decrease in the net asset value per share of the Fund’s shares. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund will be taxed at ordinary income rates, and a shareholder may receive a corrected Form 1099. Furthermore, because the MLP itself does not pay federal income tax, its income or loss is allocated to its shareholders irrespective of whether the shareholders receive any cash payment from the MLP.

RIC Qualification Risk: To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification, and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund’s total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund’s MLP investments exceed this 25% limitation, which could occur if the Fund’s investment in an MLP affiliate were recharacterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as a corporation and would become subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution, and the amount of the Fund’s distributions.

Temporary Defensive Positions Risk: From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, political, or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets, or financial resources, and their management may be dependent on a limited number of key individuals.

Large-Cap Company Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for the one-year period and since inception period compared with those of an index that reflects a broad measure of market performance, the S&P 500 Index, as well as additional indices that reflect the market sector in which the Fund invests, the S&P 500 Energy Index and the S&P North American Natural Resources Sector Index. For additional information on these indices, please see “Descriptions of Indices” on page 71 of this Prospectus. The Fund is the successor to the Predecessor BP TwinLine Energy Fund pursuant to a reorganization that took place on October 26, 2018. The performance information provided for the periods on or prior to October 26, 2018, is historical information for the Predecessor BP TwinLine Energy Fund. The Predecessor BP TwinLine Energy Fund was managed by BP Capital Fund Advisors, LLC, and had a substantially similar investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

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SECTOR & SPECIALTY – HENNESSY BP ENERGY FUND

HENNESSY BP ENERGY FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 14.05% for the quarter ended June 30, 2016, and the lowest quarterly return was -25.57% for the quarter ended September 30, 2015.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares because the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2017)

		Since
	One	Inception
	Year	(12/31/13)
Hennessy BP Energy Fund –
Investor Shares[1]

Returns before taxes	1.89%	1.90%

Returns after taxes on distributions	1.89%	1.64%

Returns after taxes on
distributions and sale
of fund shares	1.07%	1.35%

Hennessy BP Energy Fund –
Institutional Shares

Returns before taxes	2.17%	2.12%

S&P 500 Energy Index
(reflects no deduction for
fees, expenses, or taxes)	-1.01%	-2.14%

S&P North American Natural
Resources Sector Index
(reflects no deduction for
fees, expenses, or taxes)	1.23%	-2.46%

S&P 500 Index
(reflects no deduction for
fees, expenses, or taxes)	21.83%	11.98%

[1]
Prior to the reorganization that took place on October 26, 2018, Investor Class shares of the Fund were subject to a sales charge (load) on purchases. In connection with the reorganization, performance information has been restated to reflect the removal of the sales load.

We use the S&P 500 Energy Index and the S&P North American Natural Resources Sector Index as additional indices to compare the Fund’s performance with the returns of indices reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual stated federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is BP Capital Fund Advisors, LLC.

Portfolio Managers

Toby Loftin, Trip Rodgers, CFA, and Tim Dumois are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Loftin has served as a Portfolio Manager of the Predecessor TwinLine BP Energy Fund since its inception in 2013. Mr. Rodgers has served as a Portfolio Manager of the Predecessor TwinLine BP Energy Fund since January 2017. Mr. Dumois has served as a Portfolio Manager of the Predecessor TwinLine BP Energy Fund since 2017.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 55 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HMSFX
Institutional: HMSIX

HENNESSY BP MIDSTREAM FUND

Investment Objective

The Hennessy BP Midstream Fund seeks capital appreciation through distribution growth along with current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.10%		1.10%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.53%		0.39%
Shareholder Servicing	0.10%		None
State and Federal Income
Tax Expenses	0.02%		0.02%
Remaining Other
Expenses[1,2]	0.41%		0.37%
Deferred Income Tax
Expense/(Benefit)[3]		0.00%		0.00%
Total Annual Fund Operating Expenses
After Deferred Income Tax Expense[4]		1.78%		1.49%

[1]
“Remaining Other Expenses” has been adjusted as necessary from amounts incurred during the most recent fiscal year of the Predecessor BP TwinLine MLP Fund (as defined below) most recent fiscal year to reflect current fees and expenses.

[2]
Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

[3]
The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. Deferred income tax expense/(benefit) is dependent upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments, and general market conditions. Therefore, deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2017, the Fund had a net operating loss of $6,104,484 and accrued $0 in net deferred tax benefits.

[4]
“Total Annual Fund Operating Expenses After Deferred Income Tax Expense” does not correlate to the ratio of expenses to average net assets after expense reimbursement provided in the financial highlights section of the Predecessor BP TwinLine MLP Fund’s audited financial statements for the period ended November 30, 2017, because the information in the financial highlights section reflects the operating expenses of the Predecessor BP TwinLine MLP Fund and does not include acquired fund fees and expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$181	$560	$964	$2,095
Institutional	$152	$471	$813	$1,779

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the predecessor to the Fund, the BP Capital TwinLine MLP Fund, a series of Professionally Managed Portfolios (the “Predecessor BP TwinLine MLP Fund”), had a portfolio turnover rate of 63% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in midstream energy infrastructure investments. The Fund’s midstream energy infrastructure investments may include, but are not limited to, the following:

•	Master limited partnerships “(MLPs”) structured and taxed as limited partnerships or limited liability companies;

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SECTOR & SPECIALTY – HENNESSY BP MIDSTREAM FUND

•	MLPs that are taxed as “C” corporations;

•	Institutional units issued by MLP affiliates;

•	Taxable “C” corporations that hold significant interests in MLPs; and

•	Taxable “C” corporations and other business entities that have economic characteristics similar to MLPs;

•
Other equity and fixed income securities and derivative instruments, including pooled investment vehicles, exchange-traded notes, and exchange-traded funds, that provide exposure to MLPs and taxable “C” corporations and other business entities that have economic characteristics similar to MLPs. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks or indices, such as futures, options, swaps, and forward contracts.

The Portfolio Managers consider midstream energy infrastructure investments to be business entities that own and operate assets that are used in the energy sector, including assets-used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining, or marketing of natural gas, natural gas liquids, crude oil, refined products, coal, or electricity, or that provide energy-related equipment or services. The Fund invests without regard to market capitalization size, and may invest in IPOs.

The Fund may invest up to 20% of its net assets in non-energy infrastructure investments, including, without limitation, securities of other types of companies that operate in the energy sector or that hold energy assets and fixed income securities, including securities rated below B3 by Moody’s Investors Service Inc., B- by Standard & Poors or Fitch Ratings, or a comparable rating by another nationally recognized statistical rating organization.

In selecting investments for the Fund, the Portfolio Managers apply a combination of “top-down” deductive reasoning approach with a detailed bottom-up analysis of individual companies with exposure to the trends identified. The Portfolio Managers may sell all or a portion of a position of the Fund’s portfolio holding for a number of reasons, including (1) the issuer’s fundamentals deteriorating, (2) the parameters established for the security’s profits or losses being realized, or (3) the Fund requiring cash to meet redemption requests.

The Fund is “non-diversified,” meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than a diversified fund. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments. Further, because the Fund is treated as a “C” corporation and is not taxed as a regulated investment company under Subchapter M of the Code, the Fund is not subject to the diversification requirements applicable to regulated investment companies. Also, as a “C” corporation, the Fund generally will be subject to U.S. federal income tax on its taxable income at the tax rate applicable to corporations (currently 21%), will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local income taxes by reason of its investments in equity securities of MLPs.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Cash Flow Risk: The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in MLPs and other entities that have economic characteristics similar to MLPs. The amount and tax characterization of cash available for distribution by such companies depends upon the amount of cash generated by such companies’ operations. Cash available for distribution may vary widely from quarter to quarter and will be affected by various factors affecting each company’s operations. The Fund periodically will distribute more than its income and net realized capital gains, which means a portion of a shareholder’s distribution would be a return of capital. A return of capital distribution reduces the basis of a shareholder’s shares. As a result, a shareholder may recognize a capital gain when the shareholder sells the shareholder’s shares, if the shareholder has received a return of capital distribution.

Derivatives Risk: Using derivatives can have a leveraging effect and increase the volatility of the Fund. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with

HENNESSY FUNDS	1-800-966-4354

Investor: HMSFX
Institutional: HMSIX

derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include but are not limited to illiquidity risk, operational leverage risk, and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance.

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is unable to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Dividend Distribution Risk: The Fund’s dividend distribution policy is intended to provide consistent distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the MLPs and economically similar companies in which it invests, without offset for the expenses of the Fund. The amount of the Fund’s distributions is based on, among other considerations, cash and stock distributions the Fund actually receives from portfolio investments, including returns of capital, and special cash payments, if any, received to offset distribution reductions resulting from restructurings. Furthermore, the Fund’s total distribution payment amount may be derived from net income, net profit from the sale of securities, or other capital sources. The last one, which is other capital sources, represents a return of capital. A return of capital may occur, for example, when some or all of the money that a shareholder invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” Shareholders should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. For certain securities, such as MLPs, the percentages attributed to each category (net income, net profit from sale, and other capital sources) are estimated using historical information because the character of the amounts received from such entities is unknown until after the end of the calendar year. Please note that this information should not be used for tax reporting purposes.

Industry Concentration Risk: A substantial portion of the companies in which the Fund invests are engaged primarily in the energy infrastructure industry. As a result, the Fund will be focused in the energy infrastructure industry and will therefore be susceptible to adverse economic, environmental, weather, or regulatory occurrences affecting the energy infrastructure industry.

Fixed Income Security Risk: The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than higher rated securities. Given that the Federal Reserve has begun to raise interest rates, there may be a heightened level of interest rate risk.

Futures Risk: The Fund’s use of futures contracts (and related options) exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

High-Yield Investments Risk: The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Fund.

Leveraging Risk: Certain Fund transactions, including futures contracts and short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Liquidity Risk: MLP common units and equity securities of MLP affiliates, including I-Shares, often trade on national securities exchanges. However, certain securities, including those of issuers with smaller capitalizations, may trade less frequently. The market movements of such securities with limited trading volumes may be more abrupt or erratic than those with higher trading volumes. As a result of the limited liquidity of such securities, the Fund could have greater difficulty selling such securities at the time and price that the Fund would like. This may also adversely affect the Fund’s ability to remit dividend payments to shareholders.

MLP Risk: Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY BP MIDSTREAM FUND

to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Non-Diversification Risk: The Fund is “non-diversified,” meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than a diversified fund. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments. Because the Fund is treated as a “C” corporation and will not be taxed as a regulated investment company under Subchapter M of the Code, the Fund will not be subject to the diversification requirements applicable to regulated investment companies.

Temporary Defensive Positions Risk: From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, political, or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets, or financial resources, and their management may be dependent on a limited number of key individuals.

Large-Cap Company Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Tax Risks: Tax risks associated with investments in the Fund include, but are not limited to, the following:

Fund Structure Risk. Unlike most open-end mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes and unlike entities treated as partnerships for tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the tax rate applicable to corporations (currently 21%), will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local income taxes by reason of its investments in equity securities of MLPs. Corporate and shareholder taxes can increase, including U.S. federal income tax withholding tax rates. Fund income and losses will not be passed through to shareholders.

MLP Tax Risk. Historically, MLPs have typically been treated as partnerships for U.S. federal income tax purposes and have been able to offset a significant portion of their taxable income with tax deductions, including depreciation and amortization expense deductions. A change in current tax law, or a change in the business of a given MLP, could result in an MLP (otherwise treated as a partnership) to become treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax, excise tax, or other form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Therefore, if any of the MLPs owned by the Fund were treated as corporations or other form of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced, which could cause a material decrease in the net asset value of the Fund’s shares. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund will be taxed at ordinary income rates, and a shareholder may receive a corrected Form 1099. Furthermore, because the MLP itself does not pay federal income tax, its income or loss is allocated to its shareholders irrespective of whether the shareholders receive any cash payment from the MLP.

Tax Estimation/NAV Risk. In calculating the Fund’s net asset value, the Fund will account for its current taxes and deferred tax liability or asset balances. The Fund will accrue a deferred income tax liability balance, at the then-effective statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its

HENNESSY FUNDS	1-800-966-4354

Investor: HMSFX
Institutional: HMSIX

investments and the distributions received by the Fund on interests of MLPs and economically similar investments considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s net asset value. The Fund may also accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s net asset value.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for the one-year period and since inception period compared with those of an index that reflects a broad measure of market performance, the S&P 500 Index, as well as an additional index that reflects the market sector in which the Fund invests, the Alerian MLP Index. For additional information on these indices, please see “Descriptions of Indices” on page 71 of this Prospectus. The Fund is the successor to the Predecessor BP TwinLine MLP Fund pursuant to a reorganization that took place on October 26, 2018. The performance information provided for the periods on or prior to October 26, 2018, is historical information for the Predecessor BP TwinLine MLP Fund. The Predecessor BP TwinLine MLP Fund was managed by BP Capital Fund Advisors, LLC and had a substantially similar investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

HENNESSY BP MIDSTREAM FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 20.27% for the quarter ended June 30, 2016, and the lowest quarterly return was -26.04% for the quarter ended September 30, 2015.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares because the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2017)
		Since
	One	Inception
	Year	(12/31/13)
Hennessy BP Midstream Fund –
Investor Shares[1]

Returns before taxes	-4.97%	-1.92%

Returns after taxes on distributions	-7.62%	-2.61%

Returns after taxes on distributions
and sale of fund shares	-2.78%	-1.74%

Hennessy BP Midstream Fund –
Institutional Shares

Returns before taxes	-4.75%	-1.67%

Alerian MLP Index
(reflects no deduction for
fees, expenses, or taxes)	-6.52%	-5.98%

S&P 500 Index
(reflects no deduction for
fees, expenses, or taxes)	21.83%	11.98%

[1]
Prior to the reorganization that took place on October 26, 2018, Investor Class shares of the Fund were subject to a sales charge (load) on purchases. In connection with the reorganization, performance information has been restated to reflect the removal of the sales load.

We use the Alerian MLP Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual stated federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “returns after taxes on distributions and sale of fund shares” may be higher than its “returns before taxes” and “returns after taxes on distributions” because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is BP Capital Fund Advisors, LLC.

Portfolio Managers

Toby Loftin and Benton Cook, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Loftin has served as a Portfolio Manager of the Predecessor BP TwinLine MLP Fund since 2013. Mr. Cook has served as a Portfolio Manager of the Predecessor BP TwinLine MLP Fund since June 2017.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 55 of this Prospectus.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY GAS UTILITY FUND

HENNESSY GAS UTILITY FUND

Investment Objective

The Hennessy Gas Utility Fund seeks income and capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.40%		0.40%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.46%		0.24%
Shareholder Servicing	0.10%		None
Remaining Other Expenses	0.36%		0.24%
Total Annual Fund Operating Expenses		1.01%		0.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$103	$322	$558	$1,236
Institutional	$ 65	$205	$357	$ 798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategy

The Fund may invest in any company whose securities are listed on a U.S. national securities exchange and in any foreign company through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index (the “AGA Stock Index”).  The AGA Stock Index is maintained by the American Gas Association, a national trade association of natural gas distribution companies, and is licensed exclusively to the Investment Manager for use as an investment strategy. The AGA Stock Index consists of all publicly traded member companies of the American Gas Association, which include natural gas distribution, gas pipeline, diversified gas, and combination gas and electric companies.  The stocks included in the Fund are chosen solely on the basis of their inclusion in the AGA Stock Index.

Under normal circumstances, the Fund intends to invest at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations and no attempt is made to actively manage the Fund’s portfolio by using economic, financial, or market analysis.  The adverse financial situation of a company will not result in its elimination from the Fund’s portfolio unless the company is removed from the AGA Stock Index.  The percentage of the Fund’s assets invested in the stock of a particular company is approximately the same as the percentage weighting of such company in the AGA Stock Index.  The percentage weighting of each company in the AGA Stock Index is an amount equal to such company’s market capitalization multiplied by the percentage of such company’s assets devoted to natural gas distribution and transmission.  The latter component of this calculation is used to recognize the natural gas distribution and transmission component of the company’s asset base.

There is no predetermined acceptable range of the difference between the total return of the AGA Stock Index and the total return of the Fund.  Any difference is likely the result of various expenses incurred by the Fund, such as management fees, transaction costs, and other operating expenses, as well as

HENNESSY FUNDS	1-800-966-4354

Investor: GASFX
Institutional: HGASX

subscription and redemption activity.  On the other hand, the Fund does attempt to achieve a correlation of monthly returns with the AGA Stock Index of approximately 95% or better.  A correlation of 100% would mean the total return of the Fund’s assets would increase or decrease exactly the same as the total return of the AGA Stock Index.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Industry Concentration Risk: The Fund concentrates its investments within the natural gas distribution and transmission industry. Because of its narrow industry focus, the Fund’s performance is tied closely to, and affected by, developments and risks inherent in the natural gas industry.  Specifically, the natural gas companies in the Fund may be adversely affected by a decline or an increase in the price of natural gas, disruption of gas supplies transported on interstate pipelines, loss of supply for other reasons, failure of equipment, accidents, and severe weather.  There are also a variety of hazards inherent in natural gas distribution activities, including the risk of explosions on natural gas distribution systems and other operating risks.  The profitability of the natural gas industry may also be sensitive to increased interest rates because of the industry’s capital-intensive nature.

Foreign Securities Risk:  The Fund may invest in foreign companies.  There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.  Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

Index Tracking Risk:  While the Fund seeks to track the performance of the AGA Stock Index as closely as possible, the Fund’s return may not always be able to match or achieve a high correlation due to factors such as the expenses incurred by the Fund, such as management fees, transaction costs, and other operating expenses, that are not incurred by the AGA Stock Index and the possibility that the Fund may experience significant subscriptions or redemptions.  In addition, the Fund may not be fully invested at all times as a result of cash flows into the Fund or reserves of cash that are maintained in order to cover operating expenses and meet redemption requests.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index reflecting a broad measure of market performance, the S&P 500 Index, as well as an additional index that reflects the market sector in which the Fund invests, the AGA Stock Index.  For additional information on these indices, please see “Descriptions of Indices” on page 71 of this Prospectus.  The Fund is the successor to the FBR Gas Utility Index Fund (the “Predecessor Gas Utility Fund”).  The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Gas Utility Fund, which had the same investment objective and same investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY GAS UTILITY FUND

HENNESSY GAS UTILITY FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 14.73% for the quarter ended June 30, 2009, and the lowest quarterly return was -16.40% for the quarter ended September 30, 2008.

Performance of the Fund’s Institutional Class will differ from that of the Fund’s Investor Class shares because the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2017)

	One	Five	Ten
	Year	Years	Years
Hennessy Gas Utility
Fund – Investor Shares

Returns before taxes	7.03%	10.53%	8.28%

Returns after taxes
on distributions	6.29%	9.36%	7.31%

Returns after taxes on
distributions and sale
of fund shares	4.59%	8.18%	6.60%

Hennessy Gas Utility
Fund – Institutional Shares

Returns before taxes	7.34%	10.59%	8.31%

AGA Stock Index
(reflects no deduction for
fees, expenses, or taxes)	8.38%	11.72%	9.09%

S&P 500 Index
(reflects no deduction for
fees, expenses, or taxes)	21.83%	15.79%	8.50%

We use the AGA Stock Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund. The AGA Stock Index is calculated monthly and provided by the American Gas Association.

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The inception date of the Fund’s Institutional Class shares is March 1, 2017. Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, the Fund’s Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

Ryan C. Kelley, CFA, is primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Kelley has served as a Portfolio Manager of the Fund since October 2014, served as a Co-Portfolio Manager of the Fund from March 2013 through September 2014, and has been employed by the Investment Manager since 2012.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 55 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HJPNX
Institutional: HJPIX

HENNESSY JAPAN FUND

Investment Objective

The Hennessy Japan Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%		0.80%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.52%		0.26%
Shareholder Servicing	0.10%		None
Remaining Other Expenses[1]	0.42%		0.26%
Total Annual Fund Operating Expenses		1.47%		1.06%

1
Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$150	$465	$803	$1,757
Institutional	$108	$337	$585	$1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund had a portfolio turnover rate of 0% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of Japanese companies.  The Fund considers a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.  The Fund’s equity investments may include common stocks, preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds. The Fund’s investments also may include investments in Japan real estate investment trusts or funds and pooled investment vehicles such as exchange-traded funds (“ETFs”) that invest in equity securities of Japanese companies.  The Fund invests in companies regardless of market capitalization. As of January 31, 2018, the average market capitalization of the stocks held by the Fund was $43 billion.

While the Fund is considered a “diversified” mutual fund, it may employ a relatively concentrated investment strategy and may hold securities of fewer issuers than other diversified funds.

Using in-depth analysis and on-site research, the Portfolio Managers focus on stocks with a potential “value gap” by screening for companies that they identify as having strong businesses and management, trading at an attractive price.  The Portfolio Managers limit the portfolio to what they consider to be their best ideas and maintain a concentrated number of holdings. The Portfolio Managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed or believe that a company’s stock is fully valued by the market, or when the company begins to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, too large of a position in the Fund.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY JAPAN FUND

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Small-Sized and Medium-Sized Companies Risk:  The Fund may invest in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets, or financial resources, and their management may be dependent on a limited number of key individuals.

Foreign Securities, Foreign Currency, and Japan-Specific Risk: There are specific risks associated with investing in the securities of foreign companies, including fluctuations in the exchange rates of foreign currencies that impact the U.S. dollar value of a security. The Fund concentrates its investments in the securities of Japanese companies, and the Fund’s performance may be affected by the social, political, and economic conditions in Japan. The Japanese economy has at times in the past been negatively affected by government intervention and protectionism, a volatile financial services sector, a heavy reliance on international trade, and natural disasters. Some of these factors, as well as other adverse political developments, increases in government debt, an aging population and changes to fiscal, monetary, or trade policies, may affect Japanese markets and the Fund’s performance. Japan’s international trade also impacts Japan’s economic growth, and adverse economic conditions in the United States or other trade partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political, and social instability in those countries.

Pooled Investment Vehicles Risk: When the Fund invests in another pooled investment vehicle (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other pooled investment vehicle. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying investment vehicle and the level of risk arising from the investment practices of the underlying investment vehicle (such as the use of leverage). The Fund has no control over the risks taken by the underlying investment vehicle in which it invests.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the Russell/Nomura Total Market™ Index and the Tokyo Stock Price Index (TOPIX). For additional information on these indices, please see “Descriptions of Indices” on page 71 of this Prospectus.  The Fund is the successor to the Hennessy Japan Fund, a series of Hennessy SPARX Funds Trust (the “Predecessor Japan Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Japan Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

HENNESSY JAPAN FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 19.12% for the quarter ended June 30, 2009, and the lowest quarterly return was -18.79% for the quarter ended September 30, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares because the share classes have different expenses.

HENNESSY FUNDS	1-800-966-4354

Investor: HJPNX
Institutional: HJPIX

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2017)
	One	Five	Ten
	Year	Years	Years
Hennessy Japan Fund –
Investor Shares

Returns before taxes	32.04%	17.50%	9.19%

Returns after taxes
on distributions	32.06%	17.50%	9.23%

Returns after taxes on
distributions and sale
of fund shares	18.17%	14.23%	7.61%

Hennessy Japan Fund –
Institutional Shares

Returns before taxes	32.60%	17.84%	9.43%

Russell/Nomura
Total Market Index
(reflects no deduction for
fees, expenses, or taxes)	27.17%	12.49%	4.33%

TOPIX
(reflects no deduction for
fees, expenses, or taxes)	26.61%	12.33%	4.26%

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

Returns are presented in U.S. dollar terms.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is SPARX Asset Management Co., Ltd., located in Tokyo, Japan.

Portfolio Managers

Masakazu Takeda, CFA and CMA, and Yu Shimizu, CMA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Takeda has served as a Portfolio Manager of the Fund since November 2006, and Mr. Shimizu has served as a Portfolio Manager of the Fund since January 2012.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 55 of this Prospectus.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY JAPAN SMALL CAP FUND

HENNESSY JAPAN SMALL CAP FUND

Investment Objective

The Hennessy Japan Small Cap Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%		0.80%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.66%		0.40%
Shareholder Servicing	0.10%		None
Remaining Other Expenses[1]	0.56%		0.40%
Total Annual Fund Operating Expenses		1.61%		1.20%

[1]
Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$164	$508	$876	$1,911
Institutional	$122	$381	$660	$1,455

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund had a portfolio turnover rate of 41% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of smaller Japanese companies, generally defined as those companies with market capitalizations in the bottom 20% of all publicly traded Japanese companies.  As of December 31, 2017, the bottom 20% of publicly traded Japanese companies had market capitalizations below approximately 314.9 billion Japanese yen, or the equivalent of $2.8 billion.  This market capitalization range will vary due to market conditions.  The Fund considers a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan. The Fund’s investments may include common stocks, preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds.  The Fund’s investments also may include investments in Japan real estate investment trusts or funds and pooled investment vehicles such as exchange-traded funds (“ETFs”) that invest in equity securities of Japanese companies.

Using in-depth analysis and on-site research, the Portfolio Managers focus on stocks with a potential “value gap” by screening for small-cap companies that they identify as having strong businesses and management, trading at an attractive price.  The portfolio is limited to what the Portfolio Managers consider to be their best ideas and is unconstrained by its benchmarks.  The Portfolio Managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed or believe that a company’s stock is fully valued by the market, or when the company begins to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, too large of a position in the Fund.

HENNESSY FUNDS	1-800-966-4354

Investor: HJPSX
Institutional: HJSIX

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Small-Sized and Medium-Sized Companies Risk:  The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets, or financial resources, and their management may be dependent on a limited number of key individuals.

Foreign Securities, Foreign Currency, and Japan-Specific Risk: There are specific risks associated with investing in the securities of foreign companies, including fluctuations in the exchange rates of foreign currencies that impact the U.S. dollar value of a security. The Fund concentrates its investments in the securities of Japanese companies, and the Fund’s performance may be affected by the social, political, and economic conditions in Japan. The Japanese economy has at times in the past been negatively affected by government intervention and protectionism, a volatile financial services sector, a heavy reliance on international trade, and natural disasters. Some of these factors, as well as other adverse political developments, increases in government debt, an aging population and changes to fiscal, monetary, or trade policies, may affect Japanese markets and the Fund’s performance. Japan’s international trade also impacts Japan’s economic growth, and adverse economic conditions in the United States or other trade partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political, and social instability in those countries.

Pooled Investment Vehicles Risk:  When the Fund invests in another pooled investment vehicle (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other pooled investment vehicle. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying investment vehicle and the level of risk arising from the investment practices of the underlying investment vehicle (such as the use of leverage). The Fund has no control over the risks taken by the underlying investment vehicle in which it invests.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Tokyo Stock Price Index (TOPIX), as well as an additional index that reflects the types of securities in which the Fund invests, the Russell/Nomura Small Cap™ Index. For additional information on these indices, please see “Descriptions of Indices” on page 71 of this Prospectus.  The Fund is the successor to the Hennessy Japan Small Cap Fund, a series of Hennessy SPARX Funds Trust (the “Predecessor Japan Small Cap Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Japan Small Cap Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

HENNESSY JAPAN SMALL CAP FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 33.58% for the quarter ended June 30, 2009, and the lowest quarterly return was -19.87% for the quarter ended September 30, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY JAPAN SMALL CAP FUND

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2017)

	One	Five	Ten
	Year	Years	Years
Hennessy Japan Small Cap
Fund – Investor Shares

Returns before taxes	49.58%	21.27%	12.01%

Returns after taxes
on distributions	48.91%	18.55%	10.35%

Returns after taxes on
distributions and sale
of fund shares	28.73%	16.11%	9.32%

Hennessy Japan Small Cap
Fund – Institutional Shares

Returns before taxes	50.27%	21.45%	12.10%

Russell/Nomura
Small Cap™ Index
(reflects no deduction for
fees, expenses, or taxes)	35.34%	15.99%	8.64%

TOPIX
(reflects no deduction for
fees, expenses, or taxes)	26.61%	12.33%	4.26%

We use the Russell/Nomura Small Cap™ Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

The inception date of the Fund’s Institutional Class shares is June 15, 2015.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s investor class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Returns are presented in U.S. dollar terms.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is SPARX Asset Management Co., Ltd., located in Tokyo, Japan.

Portfolio Managers

Tadahiro Fujimura, CFA and CMA, and Tetsuya Hirano, CMA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Fujimura has served as Portfolio Manager of the Fund since inception, and Mr. Hirano has served as Portfolio Manager of the Fund since October 2015.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 55 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HLFNX
Institutional: HILFX

HENNESSY LARGE CAP FINANCIAL FUND

Investment Objective

The Hennessy Large Cap Financial Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.90%		0.90%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.77%		0.61%
Shareholder Servicing	0.10%		None
Remaining Other Expenses[1]	0.67%		0.61%
Total Annual Fund Operating Expenses		1.82%		1.51%

[1]
Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$185	$573	$985	$2,137
Institutional	$154	$477	$824	$1,802

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests primarily in companies listed on U.S. national securities exchanges and in foreign companies through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund’s investments will consist primarily of common stocks, but may include preferred stocks, warrants, and convertible bonds.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-cap companies “principally engaged” in the business of providing financial services.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance, and real estate.  Investments may include mortgage banking companies, discount brokerage companies, insurance companies, consumer finance companies, savings and loan associations, savings banks, leasing companies, building and loan associations, cooperative banks, commercial banks, investment companies, other depository institutions, companies in the information technology industries that are primarily engaged in providing products or services to the types of companies listed above, and real estate investment trusts. The Fund considers a large-cap company to be one that has a market capitalization of $3 billion or more, measured at the time of purchase.

When evaluating securities to purchase, the Portfolio Managers generally look for companies that have low price-to-earnings ratios and low price-to-book ratios relative to other financial services companies.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY LARGE CAP FINANCIAL FUND

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Temporary Defensive Positions Risk:  From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, political, or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Medium-Sized and Large-Sized Companies Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Compared to larger companies, medium-sized companies may have a shorter history of operations, and may have more limited liquidity and greater price volatility than larger, more established companies.  Medium-sized companies may have more limited product lines, markets or financial resources than large companies.

Industry Concentration Risk:  The Fund concentrates its investments within the financial services group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to, and affected by, developments in the financial services industry, such as the possibility of adverse government regulation.  Financial services companies can be influenced by adverse effects of movements in interest rates and other factors.

Non-Diversification Risk:  Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a more limited number of issuers), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund may be more volatile because each stock in which it invests could have a greater impact on the Fund’s performance.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Russell 1000® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Russell 1000® Financial Services Index.  For additional information on these indices, please see “Descriptions of Indices” on page 71 of this Prospectus.  The Fund is the successor to the FBR Large Cap Financial Fund (the “Predecessor Large Cap Financial Fund”).  The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Large Cap Financial Fund, which had the same investment objective and substantially similar investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

HENNESSY LARGE CAP FINANCIAL FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 27.66% for the quarter ended September 30, 2009, and the lowest quarterly return was -21.49% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

HENNESSY FUNDS	1-800-966-4354

Investor: HLFNX
Institutional: HILFX

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2017)

	One	Five	Ten
	Year	Years	Years
Hennessy Large Cap Financial
Fund – Investor Shares

Returns before taxes	19.38%	14.57%	7.64%

Returns after taxes
on distributions	18.12%	13.10%	6.92%

Returns after taxes on
distributions and sale
of fund shares	11.99%	11.48%	6.08%

Hennessy Large Cap Financial
Fund – Institutional Shares

Returns before taxes	19.73%	14.80%	7.75%

Russell 1000®
Financial Services Index
(reflects no deduction for
fees, expenses, or taxes)	21.57%	17.13%	4.82%

Russell 1000® Index
(reflects no deduction for
fees, expenses, or taxes)	21.69%	15.71%	8.59%

We use the Russell 1000® Financial Services Index as an additional index because it compares the Fund’s performance with the return of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

The inception date of the Fund’s Institutional Class shares is June 15, 2015.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

David H. Ellison and Ryan C. Kelley, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Ellison has served as a Portfolio Manager of the Fund since inception and has been employed by the Investment Manager since 2012. Mr. Kelley has served as a Portfolio Manager of the Fund since October 2014, served as a Co-Portfolio Manager of the Fund from March 2013 through September 2014, and has been employed by the Investment Manager since 2012.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 55 of this Prospectus.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY SMALL CAP FINANCIAL FUND

HENNESSY SMALL CAP FINANCIAL FUND

Investment Objective

The Hennessy Small Cap Financial Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.90%		0.90%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.48%		0.26%
Shareholder Servicing	0.10%		None
Remaining Other Expenses[1]	0.38%		0.26%
Total Annual Fund Operating Expenses		1.53%		1.16%

[1]
Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$156	$483	$834	$1,824
Institutional	$118	$368	$638	$1,409

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests primarily in companies listed on U.S. national securities exchanges and in foreign companies through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund’s investments will consist primarily of common stocks, but may include preferred stocks, warrants, and convertible bonds.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies “principally engaged” in the business of providing financial services.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance, and real estate. Investments may include mortgage banking companies, discount brokerage companies, insurance companies, consumer finance companies, savings and loan associations, savings banks, leasing companies, building and loan associations, cooperative banks, commercial banks, investment companies, other depository institutions, companies in the information technology industries that are primarily engaged in providing products or services to the types of companies listed above, and real estate investment trusts.  The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase.

When evaluating securities to purchase, the Portfolio Managers generally look for companies that have low price-to-earnings ratios and low price-to-book ratios relative to other financial services companies.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

HENNESSY FUNDS	1-800-966-4354

Investor: HSFNX
Institutional: HISFX

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Temporary Defensive Positions Risk:  From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, political, or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.  Small companies may have limited product lines, markets, or financial resources, and their management may be dependent on a limited number of key individuals.

Real Estate-Related Risk:  Because the Fund focuses on financial services companies that may invest in real estate, the Fund is subject to the risks associated with ownership of real estate and with the real estate industry in general.  Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions and are particularly sensitive to economic downturns.  Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes.

Industry Concentration Risk:  The Fund concentrates its investments within the financial services industry.  Because of its narrow industry focus, the performance of the Fund is tied closely to, and affected by, developments in the financial services industry, such as the possibility of adverse government regulation.  Financial services companies can be influenced by adverse effects of movements in interest rates and other factors.

Non-Diversification Risk:  Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a more limited number of issuers), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund may be more volatile because each stock in which it invests could have a greater impact on the Fund’s performance.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Russell 2000® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Russell 2000® Financial Services Index.  For additional information on these indices, please see “Descriptions of Indices” on page 71 of this Prospectus.  The Fund is the successor to the FBR Small Cap Financial Fund (the “Predecessor Small Cap Financial Fund”).  The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Small Cap Financial Fund, which had the same investment objective and substantially similar investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY SMALL CAP FINANCIAL FUND

HENNESSY SMALL CAP FINANCIAL FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 25.41% for the quarter ended December 31, 2016, and the lowest quarterly return was -21.72% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2017)

	One	Five	Ten
	Year	Years	Years
Hennessy Small Cap Financial
Fund – Investor Shares

Returns before taxes	-0.20%	14.44%	9.99%

Returns after taxes
on distributions	-1.98%	11.94%	8.69%

Returns after taxes
on distributions
and sale of fund shares	1.38%	11.24%	8.04%

Hennessy Small Cap Financial
Fund – Institutional Shares

Returns before taxes	0.13%	14.84%	10.29%

Russell 2000®
Financial Services Index
(reflects no deduction for
fees, expenses, or taxes)	5.78%	14.82%	7.81%

Russell 2000® Index
(reflects no deduction for
fees, expenses, or taxes)	14.65%	14.12%	8.71%

We use the Russell 2000® Financial Services Index as an additional index because it compares the Fund’s performance with the return of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “returns after taxes on distributions” and “returns after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” because they may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class shares is May 30, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

David H. Ellison and Ryan C. Kelley, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Ellison has served as a Portfolio Manager of the Fund since inception and has been employed by the Investment Manager since 2012. Mr. Kelley has served as a Portfolio Manager of the Fund since October 2014, served as a Co-Portfolio Manager of the Fund from March 2013 through September 2014, and has been employed by the Investment Manager since 2012.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 55 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HTECX
Institutional: HTCIX

HENNESSY TECHNOLOGY FUND

Investment Objective

The Hennessy Technology Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]		0.74%		0.74%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		3.23%		2.96%
Shareholder Servicing	0.10%		None
Remaining Other Expenses[2]	3.13%		2.96%
Total Annual Fund Operating Expenses		4.12%		3.70%
Expense Reimbursement[3]		(2.88)%		(2.71)%
Total Annual Fund Operating Expenses
After Expense Reimbursement		1.24%		0.99%

[1]
Effective February 28, 2017, the Fund’s management fees were reduced to 0.74%. The expense table has been restated to reflect that such rate will be in effect for the entire 2018 fiscal year, which causes “Total Annual Fund Operating Expenses” to differ from the ratio of expenses to net assets shown in the Fund’s most recent annual report.

[2]
Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

[3]
The Fund’s investment manager has contractually agreed to ensure that total operating expenses (exclusive of all federal, state and local taxes, interest, brokerage commissions, 12b-1 fees, shareholder servicing fees payable to the Fund’s investment manager, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed 0.98% of the average daily net assets of Investor Class and Institutional Class shares of the Fund.  The contractual arrangement will continue until February 28, 2019, at which time the contractual arrangement will automatically terminate (it may not be terminated prior to that date).  The Fund’s investment manager may recoup reimbursed amounts for three years after the end of the fiscal year in which the reimbursement occurred, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such reimbursement.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses are equal to the total annual fund operating expenses after expense reimbursement for the first year and equal to total annual fund operating expenses for the remaining years.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$126	$989	$1,867	$4,130
Institutional	$101	$881	$1,681	$3,774

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 267% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests primarily in companies listed on U.S. national securities exchanges and in foreign companies through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar denominated securities of foreign issuers listed on U.S. national securities exchanges.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies that are principally engaged in the research, design, development, manufacturing, or distributing of products or services in the technology industry. Potential investments include, but are not limited to, the following industries: application software, communications equipment, data processing, electronic components and manufacturing services, home entertainment software, internet and direct marketing retailers, internet software and services, IT consulting, semiconductor equipment, systems software, and technology hardware, storage, and distributors.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY TECHNOLOGY FUND

From a universe of stocks in the Capital IQ Database with market capitalizations exceeding $175 million, the portfolio management team identifies approximately 60 common stocks (weighted equally by dollar amount) with the following attributes:

•	Sector-leading cash flows and profits

•	History of delivering returns in excess of cost of capital

•	Attractive relative valuation

•	Ability to generate cash

•	Attractive balance sheet risk profile

•	Prospects for sustainable profitability

The universe of stocks is re-screened and the portfolio is rebalanced approximately on a monthly basis.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Small-Sized and Medium-Sized Companies Risk:  The Fund may invest in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets, or financial resources, and their management may be dependent on a limited number of key individuals.

Industry Concentration Risk:  The Fund concentrates its investments within the technology industry.  Because of its narrow industry focus, the performance of the Fund is tied closely to, and affected by, developments in the technology industry and its related businesses. Technology companies face intense competition and may be subject to extensive regulatory requirements.  They may have limited product lines, markets, financial resources, or personnel.  The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, and unpredictable changes in growth rates. The value of the Fund’s shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries.

Foreign Securities Risk:  The Fund may invest in foreign companies.  There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.  Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the NASDAQ Composite Index and the S&P 500 Index.  For additional information on these indices, please see “Descriptions of Indices” on page 71 of this Prospectus.  The Fund is the successor to the FBR Technology Fund (the “Predecessor Technology Fund”).  The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Technology Fund, which had the same investment objective and substantially similar investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

HENNESSY FUNDS	1-800-966-4354

Investor: HTECX
Institutional: HTCIX

HENNESSY TECHNOLOGY FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 18.58% for the quarter ended June 30, 2009, and the lowest quarterly return was -22.74% for the quarter ended December 31, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2017)

	One	Five	Ten
	Year	Years	Years
Hennessy Technology Fund –
Investor Shares

Returns before taxes	20.20%	10.86%	4.94%

Returns after taxes
on distributions	17.65%	10.39%	4.72%

Returns after taxes on
distributions and sale
of fund shares	13.47%	8.64%	3.94%

Hennessy Technology Fund –
Institutional Shares

Returns before taxes	20.56%	11.22%	5.17%

NASDAQ Composite Index
(reflects no deduction for
fees, expenses, or taxes)	29.64%	19.40%	11.32%

S&P 500 Index
(reflects no deduction for
fees, expenses, or taxes)	21.83%	15.79%	8.50%

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

The inception date of the Fund’s Institutional Class shares is March 12, 2010.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

The Fund’s investment decisions are made by a portfolio management team that is jointly and primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  The portfolio management team comprises Ryan C. Kelley, CFA, as Portfolio Manager, and Daniel P. Hennessy as Associate Analyst.  Mr. Kelley has served as a Portfolio Manager of the Fund since May 2018, served as a Co-Portfolio Manager of the Fund from February 2017 to May 2018, and has been employed by the Investment Manager since 2012.  Mr. Daniel Hennessy has served as an Associate Analyst of the Fund since February 2017 and has been employed by the Investment Manager since 2015.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 55 of this Prospectus.

HENNESSYFUNDS.COM

IMPORTANT ADDITIONAL FUND INFORMATION

Purchase and Sale of Fund Shares

Institutional Class shares are available only to shareholders who invest directly in Fund shares or who invest through certain broker-dealers or financial institutions that have entered into appropriate arrangements with a Fund.

To purchase Fund shares, you may contact your broker-dealer or other financial intermediary. To purchase Fund shares directly from the Hennessy Funds, or for assistance with completing your application, please call 1-800-966-4354 or 1-415-899-1555 between 9:00 A.M. and 7:00 P.M. Eastern time/6:00 A.M. and 4:00 P.M. Pacific time on Monday through Thursday or between 9:00 A.M. and 5:00 P.M. Eastern time/6:00 A.M. and 2:00 P.M. Pacific time on Friday (excluding holidays).  You may buy Fund shares each day the New York Stock Exchange (“NYSE”) is open.

The minimum initial investment in Investor Class shares of a Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts.  The minimum initial investment in Institutional Class shares of a Fund is $250,000.  For corporate sponsored retirement plans, there is no minimum initial investment for either Investor Class or Institutional Class shares.  There is no subsequent minimum investment requirement.  A $100 minimum exists for each additional investment made through an Automatic Investment Plan.  The Funds may waive the minimum investment requirements from time to time.  Investors purchasing Fund shares through financial intermediaries’ asset-based fee programs may have the above minimums waived by their intermediary, since the intermediary, rather than the Funds, absorbs the increased costs of small purchases.

You may redeem Fund shares each day the NYSE is open either by mail (Hennessy Funds, c/o U.S. Bancorp Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701) or by calling the Transfer Agent at 1-800-261-6950 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time on Monday through Friday (excluding holidays).  Investors who wish to redeem Fund shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem Fund shares may be placed.

Tax Information

The Funds’ distributions generally will be taxable to you, whether they are paid in cash or reinvested in Fund shares, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for performing shareholder services or distribution-related services for the Funds.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial adviser to recommend a Fund over another investment.  Ask your financial adviser or visit your financial intermediary’s website for more information.

HENNESSY FUNDS	1-800-966-4354

ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, each Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee. The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, contains a description of the Funds’ policies and procedures respecting disclosure of their portfolio holdings.

If a Fund acquires another fund, the Fund may hold indefinitely the portfolio securities transferred to the Fund from the other fund pursuant to the acquisition (“acquired portfolio securities”) unless this violates the investment limitations of the Fund.  The Fund may sell acquired portfolio securities, in the ordinary course of business, in order to rebalance its portfolio or adjust its portfolio in accordance with its investment strategies, as specified in the Prospectus, or to meet redemption requests.

The following statements apply to the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, and the Hennessy Technology Fund:

•	Each Fund will only purchase stocks that have historical trading volume sufficient to allow for purchase of the required number of shares without materially affecting the share price.

•
Each Fund selects stocks from the universe of stocks in the Capital IQ Database (formerly known as the Standard & Poor’s Compustat® Database). The Capital IQ Database is a robust and comprehensive source of data on publicly traded companies, consisting of domestic and foreign common stocks, and it contains financial, statistical and market data for different regions of the world.[1]

•
The Funds offer a consistent and disciplined approach to investing based on a buy and hold philosophy that rejects the idea of market timing. Except as provided below, the Investment Manager expects stocks held in each Fund’s portfolio to remain the same until the next rebalance period, despite any adverse developments concerning a company, an industry, the economy, or the stock market generally. However, in the event that earnings or other information that formed the basis for selecting a stock are restated and the resulting data would have precluded the stock from being selected for the portfolio, the Investment Manager reserves the right to replace that stock with another stock meeting the Fund’s criteria.  Additionally, each of the Hennessy Cornerstone Growth Fund and the Hennessy Cornerstone Mid Cap 30 Fund has discretion to make a limited monthly adjustment to replace the lowest-performing stocks in its portfolio with new stocks as dictated by the Fund’s criteria.

•
When each Fund receives new cash flow from the sale of its shares, it will first be used to the extent necessary to meet redemptions. Any remaining cash will be invested pro rata across the Fund’s portfolio (without any intention to rebalance the portfolio on an interim basis). Such purchases will generally be made on a weekly basis, but may be made on a more or less frequent basis at the discretion of the Investment Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow, each Fund may meet redemption requests by selling securities on a pro rata basis. Thus, interim purchases and sales of securities will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the Fund’s criteria.

In the event of extreme market volatility, the Investment Manager reserves the right to forego the use of three-month or six-month positive stock price appreciation criteria in selecting stocks for the portfolios of the Hennessy Cornerstone Growth Fund and the Hennessy Cornerstone Mid Cap 30 Fund.

The following statements apply to both the Hennessy Total Return Fund and the Hennessy Balanced Fund:

•
In an effort to minimize transaction costs, each Fund may accumulate funds and make purchases in larger blocks to avoid odd lot transactions. However, neither Fund will take a temporary defensive position. Each Fund invests accumulated funds in money market instruments (such

[1]
Although Capital IQ, Inc. (“CIQ”) obtains information for inclusion in, or for use in, the Capital IQ Database from sources that it considers reliable, CIQ does not guarantee the accuracy or completeness of the information contained in the Capital IQ Database.  CIQ makes no warranty, express or implied, as to the results to be obtained by the Funds and the advisability of investing in the Funds, or any other persons or entity from the use of the Capital IQ Database. S&P Capital IQ makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Capital IQ Database. “Standard & Poor’s,” “S&P,” and “Capital IQ” are trademarks of The McGraw-Hill Companies, Inc. The Funds are not sponsored, endorsed, sold, or promoted by CIQ or any of its affiliates or parent companies.

HENNESSYFUNDS.COM

ADDITIONAL INVESTMENT INFORMATION AND HISTORICAL PERFORMANCE

as U.S. Treasury securities, commercial paper, commercial paper master notes, or repurchase agreements) or money market mutual funds.

•
When funding redemption requests, each Fund will first utilize any accumulated funds described above. If it is necessary for the Fund to sell portfolio securities to meet redemption requests, it will endeavor to maintain its asset allocation strategy. Again, each Fund may vary the percentage of each issue of common stock sold to avoid odd lot transactions, thereby reducing total transaction costs.

HISTORICAL PERFORMANCE
of the Large Growth Formula

Because the Hennessy Cornerstone Large Growth Fund does not yet have 10 years of actual performance, we have included the following charts and tables that compare the total return of the Large Growth Formula with the returns of the Fund’s benchmark index and the returns of the S&P 500 Index for each of the last 10 years. The performance shown is that of a hypothetical portfolio managed in accordance with the dictates of the Large Growth Formula for the historical periods indicated and the actual performance of the Investor Class shares of the Fund since its inception. For the historical periods, the Large Growth Formula employed by the Fund assumes a December 31 rebalance date.

The hypothetical returns have been developed and tested by the Investment Manager, but have not been verified by any third party and are unaudited. The performance information is based on data supplied by the Investment Manager or from statistical services, reports, or other sources that the Investment Manager believes are reliable.

Actual performance of the Fund may differ from the performance of the hypothetical portfolio for the following reasons: (i) the Fund may not be fully invested at all times; (ii) not all stocks in the Fund’s portfolio may be weighted equally at all times due to appreciation or depreciation in a stock’s value; (iii) purchases and sales of stocks for the Fund’s portfolio are likely to occur between annual rebalancing dates due to cash inflows and outflows (from purchases and redemptions of Fund shares) during the year; (iv) the actual rebalancing dates vary slightly from year to year; (v) in managing the Fund, the Investment Manager may make limited modifications to the Large Growth Formula as necessary to comply with federal tax laws; (vi) and the returns of the portfolio do not reflect the fees, commission costs, or expenses borne by the Fund. The performance of the hypothetical portfolio would have been lower if the fees, commission costs, and expenses had been deducted. The actual performance shown (since inception) is net of fees and expenses.

For the hypothetical portfolio, returns do not represent actual trading or reflect the impact that material economic and market factors might have had on the Investment Manager’s decision-making under actual circumstances. However, except as described above, the Investment Manager can presently foresee no circumstance that would cause deviation from the Large Growth Formula in managing the Fund. The returns set forth below reflect reinvestment of dividends and other earnings. All returns shown reflect reinvestment of dividends and other earnings. Past performance, hypothetical or actual, does not guarantee future results. Average annual return represents the annual rate, which, if earned each year in a multiple-year period, would produce the cumulative rate of return over that period.

HENNESSY FUNDS	1-800-966-4354

HENNESSY CORNERSTONE LARGE GROWTH FUND – INVESTOR CLASS SHARES[1]

	2008	2009	2010	2011	2012	2013	2014	2015	2016	2017	Total
Cornerstone Large Growth	-41.41%	54.61%	18.85%	2.59%	10.44%	33.79%	16.18%	-6.60%	14.69%	17.08%	120.22%
Russell 1000® Index	-37.60%	28.43%	16.10%	1.50%	16.42%	33.11%	13.24%	0.92%	12.05%	21.69%	105.85%
S&P 500 Index	-37.00%	26.46%	15.06%	2.11%	16.00%	32.39%	13.69%	1.38%	11.96%	21.83%	103.89%

Standard Deviation measures an investment’s
volatility or “risk.” The greater the standard
deviation, the more variable the rate of return.

[1]
The hypothetical performance assumes a December 31 rebalance date.  For the periods from January 1, 2008, through March 19, 2009, returns are hypothetical and do not reflect fees, commission costs, or expenses. For the periods from March 20, 2009, through December 31, 2017, returns are based on actual Fund performance and are net of fees, commission costs, and expenses.

For additional information on the indices above, please see “Descriptions of Indices” on page 71 of this Prospectus.

HENNESSYFUNDS.COM

HISTORICAL PERFORMANCE AND MANAGEMENT OF THE FUNDS

MANAGEMENT OF THE FUNDS

Investment Manager

Hennessy Advisors, Inc. is a registered investment advisor and is the investment manager of each of the Funds. The Investment Manager’s address is 7250 Redwood Boulevard, Suite 200, Novato, CA 94945.

The Investment Manager has been providing investment advisory services since 1989. The Investment Manager furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds.  As of January 31, 2018, the Investment Manager managed approximately $7.2 billion of net assets on behalf of the Funds.

Management Fees

For its services, each Fund pays the Investment Manager a monthly management fee based upon its average daily net assets. For the most recent fiscal year, the Funds paid the Investment Manager the following management fees (these management fees remain current as of the date of this Prospectus, except as noted below):

FUND	MANAGEMENT FEE
Hennessy Cornerstone Growth Fund	0.74%
Hennessy Focus Fund	0.90%
Hennessy Cornerstone Mid Cap 30 Fund	0.74%
Hennessy Cornerstone Large Growth Fund	0.74%
Hennessy Cornerstone Value Fund	0.74%
Hennessy Total Return Fund	0.60%
Hennessy Equity and Income Fund	0.80%
Hennessy Balanced Fund	0.60%
Hennessy BP Energy Fund	1.25%**
Hennessy BP Midstream Fund	1.10%**
Hennessy Gas Utility Fund	0.40%
Hennessy Japan Fund	0.80%
Hennessy Japan Small Cap Fund	0.80%
Hennessy Large Cap Financial Fund	0.90%
Hennessy Small Cap Financial Fund	0.90%
Hennessy Technology Fund	0.74%*

*	Effective February 28, 2017, the management fees of the Hennessy Technology Fund were reduced from 0.90% to 0.74%.
**	Effective following the reorganization that took place on October 26, 2018.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and, if applicable, the sub-advisory agreement for each of the Funds is available in the semi-annual report of the applicable Fund for the period ended April 30, 2017.  A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and the sub-advisory agreement for the Hennessy BP Energy Fund and the Hennessy BP Midstream Fund will be available in the annual report of the applicable Fund for the period ending October 31, 2018.

Portfolio Managers Employed by the Investment Manager

Where a Fund is managed by multiple Portfolio Managers, such management is conducted with research, stock selection, portfolio composition, and day-to-day trading decisions distributed equally among the Portfolio Managers.

Neil J. Hennessy serves as a Portfolio Manager of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, and the Hennessy Balanced Fund. Mr. Hennessy has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.

David H. Ellison has served as a Portfolio Manager of the Hennessy Large Cap Financial Fund and the Hennessy Small Cap Financial Fund since the inception of each Fund.  He has been employed by the Investment Manager since 2012. Prior to that, Mr. Ellison was employed by FBR Fund Advisers, Inc.

Ryan C. Kelley, CFA, has served as a Portfolio Manager of the Hennessy Gas Utility Fund, the Hennessy Large Cap Financial Fund, and the Hennessy Small Cap Financial Fund since October 2014 and previously served as a Co-Portfolio Manager to those same Funds from March 2013 through September 2014.  He has also served as a Portfolio Manager of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, and the Hennessy Cornerstone Value Fund since February 2017. He has served as a Portfolio Manager of the Hennessy Total Return Fund, the Hennessy Balanced Fund, and the Hennessy Technology Fund since May 2018 and previously served as a Co-Portfolio Manager to the Hennessy Technology Fund from February 2017 to May 2018.  He has been employed by the Investment Manager since 2012. Prior to that, Mr. Kelley was employed by FBR Fund Advisers, Inc.

Daniel P. Hennessy has served as an Associate Analyst of the Hennessy Technology Fund since February 2017 and has been

HENNESSY FUNDS	1-800-966-4354

employed by the Investment Manager since 2015.  Mr. Daniel Hennessy previously served as a Mutual Fund Specialist at U.S. Bancorp Fund Services, LLC from November 2014 to July 2015.  Prior to that, he attended the University of San Diego, where he earned a degree in Political Science.

Sub-Advisors

The Investment Manager has delegated the day-to-day management of the portfolio composition of the Hennessy Focus Fund to Broad Run Investment Management, LLC (“Broad Run”), located at 1530 Wilson Blvd., Suite 530, Arlington, VA  22209.  Broad Run has been registered with the Securities and Exchange Commission (“SEC”) as an investment adviser since 2012.

The Investment Manager has delegated the day-to-day management of the portfolio composition of the equity allocation of the Hennessy Equity and Income Fund to The London Company of Virginia, LLC (“The London Company”).  The London Company is registered with the SEC as an investment adviser and has been providing investment advisory services since 1994.  The London Company maintains offices at 1800 Bayberry Court, Suite 301, Richmond, VA 23226.

The Investment Manager has delegated the day-to-day management of the portfolio composition of the fixed income allocation of the Hennessy Equity and Income Fund to Financial Counselors, Inc. (“FCI”).  FCI is registered with the SEC as an investment adviser and has been providing investment advisory services since 1966.  FCI maintains offices at 5901 College Boulevard, Suite 110, Overland Park, KS 66211.

The Investment Manager has delegated the day-to-day management of the portfolio composition of the Funds to BP Capital Fund Advisors, LLC (“BP Capital”), located at 8117 Preston Road, Suite 260, Dallas, Texas 75225. BP Capital has been registered with the SEC as an investment adviser since 2013.

The Investment Manager has delegated the day-to-day management of the portfolio composition of the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund to SPARX Asset Management Co., Ltd. (“SPARX”).  SPARX is a wholly-owned subsidiary of SPARX Group Co., Ltd., a publicly-listed company traded on JASDAQ that has been in business since 1989.  SPARX is registered with the SEC as an investment adviser.  In addition, SPARX is registered with the Japanese authority to conduct activities in the investment management business, the investment advisory and agency business, the first financial instruments business, and the second financial instruments business.  The first financial instruments business involves, among other things, engaging in the solicitation, sale, and purchase, as well as acting as an intermediary for sales and purchases, of securities with high liquidity, over-the-counter derivatives trading, and customer asset administration. The second financial instruments business involves, among other things, engaging in the solicitation, sale, and purchase, as well as acting as an intermediary for sales and purchases, of securities with lower liquidity, and the handling of the offering of trust beneficiary rights and limited partnership interests.  SPARX maintains offices at Shinagawa Season Terrace 6F, 1-2-70 Konan, Minato-ku, Tokyo 108-0075, Japan.

Portfolio Managers Employed by Sub-Advisors

Where a Fund is managed by multiple Portfolio Managers, such management is conducted with research, stock selection, portfolio composition, and day-to-day trading decisions distributed equally among the Portfolio Managers unless specifically noted otherwise.

HENNESSY FOCUS FUND – BROAD RUN INVESTMENT MANAGEMENT, LLC

David S. Rainey, CFA, has served as a Co-Portfolio Manager of the Fund since 2009.  Prior to October 26, 2012, Mr. Rainey was employed by FBR Fund Advisers, Inc.  Prior to joining FBR Fund Advisers, Inc. in 2009, Mr. Rainey served as a Senior Research Analyst at Akre Capital Management, the prior sub-advisor to the Fund, which he joined in 1998.

Brian E. Macauley, CFA, has served as a Co-Portfolio Manager of the Fund since 2009.  Prior to October 26, 2012, Mr. Macauley was employed by FBR Fund Advisers, Inc.  Prior to joining FBR Fund Advisers, Inc. in 2009, Mr. Macauley served as a Research Analyst at Akre Capital Management, the prior sub-advisor to the Fund, which he joined in 2003.

Ira M. Rothberg, CFA, has served as a Co-Portfolio Manager of the Fund since 2009.  Prior to October 26, 2012, Mr. Rothberg was employed by FBR Fund Advisers, Inc.  Prior to joining FBR Fund Advisers, Inc. in 2009, Mr. Rothberg served as a Research Analyst at Akre Capital Management, the prior sub-advisor to the Fund, which he joined in 2004.

HENNESSY EQUITY AND INCOME FUND – EQUITY ALLOCATION – THE LONDON COMPANY OF VIRGINIA, LLC

Stephen M. Goddard, CFA, has served as the lead Portfolio Manager of the equity allocation of the Fund since 2007. He is Managing Director and Founder of The London Company and heads The London Company’s Investment Team.

J. Brian Campbell, CFA, has served as a Portfolio Manager of the equity allocation of the Fund since 2010. He is a member of The London Company’s Investment Team. Before joining The London Company, Mr. Campbell was a Portfolio Manager and the Director of Research at Hilliard Lyons Capital Management.

HENNESSYFUNDS.COM

MANAGEMENT OF THE FUNDS

Mark E. DeVaul, CFA and CPA, has served as a Portfolio Manager of the equity allocation of the Fund since 2011. He is a member of The London Company’s Investment Team.  Before joining The London Company, Mr. DeVaul was with Nuveen Investments.

Jonathan T. Moody, CFA, has served as a Portfolio Manager of the equity allocation of the Fund since 2007. He is a member of The London Company’s Investment Team. Prior to joining The London Company, he founded Primary Research Group.

HENNESSY EQUITY AND INCOME FUND – FIXED INCOME ALLOCATION – FINANCIAL COUNSELORS, INC.

Gary B. Cloud, CFA, has served as a Portfolio Manager of the fixed income allocation of the Hennessy Equity and Income Fund since 2007 and has been with FCI since 2003. He is a Senior Vice President and Portfolio Manager of FCI and serves as a member of FCI’s Fixed Income Investment Committee.

Peter G. Greig, CFA, has served as a Portfolio Manager of the fixed income allocation of the Hennessy Equity and Income Fund since 2007 and has been with FCI since 1989, originally as a Trader and Fixed Income Analyst. He is a Senior Vice President and Portfolio Manager of FCI and chairs FCI’s Fixed Income Investment Committee.

HENNESSY BP ENERGY FUND AND HENNESSY BP MIDSTREAM FUND – BP CAPITAL FUND ADVISORS, LLC

Toby Loftin has served as a Portfolio Manager of the Predecessor BP TwinLine Energy Fund and the Predecessor BP TwinLine MLP Fund (together, the “Predecessor BP Funds”) since 2013. Prior to that, between 2010 and the formation of BP Capital, Mr. Loftin served as a member of the Investment Committee of TBP Investments Management, LLC, and managed its midstream/MLP assets. Before joining TBP, Mr. Loftin was a partner of SteelPath Fund Advisors, LLC and SteelPath Capital Management LLC (formerly Alerian) from 2009 to 2010. He also served as Director of Institutional Equity Research Sales with Royal Bank of Canada Capital Markets from 2003 to 2009.

Trip Rodgers, CFA, has served as a Portfolio Manager of the Predecessor BP TwinLine Energy Fund since January 2017. Mr. Rodgers has over 20 years of equities investment management experience in different industries. Prior to joining BP Capital, Mr. Rodgers served as a portfolio manager at Carlson Capital, L.P. where he led a fundamentally based research team focused on commodity-related equities from 2004 to 2014. Prior to his time at Carlson, Trip spent nine years in equity research, with five of those at UBS Investment Bank as an analyst. In 2015-2016, he authored the book Wrestling Old Man Market in which he describes institutional investing methodology and best practices.

Tim Dumois has served as a Portfolio Manager of the Predecessor BP TwinLine Energy Fund since 2017. Prior to his portfolio manager role, Mr. Dumois served as Senior Analyst at BP Capital from 2014 to 2017 where he focused on industry and investment analysis for the Funds’ portfolio companies. Prior to joining BP Capital, Mr. Dumois was a member of Prudential Capital’s Energy Finance Group from 2009 to 2013 where he served as a Senior Analyst focused on private equity and debt investments across the energy value chain. At Prudential, he was responsible for providing comprehensive research, analysis, and recommendations to the Investment Committee, as well as ongoing management of investments in the portfolio.

Benton Cook, CFA, has served as a Portfolio Manager of the Predecessor BP TwinLine MLP Fund since June 2017. Mr. Cook has over 15 years of investing experience in public and private equity oil and gas markets. Prior to joining the team, Mr. Cook was a Portfolio Manager with Mariner Investment Group from 2016 to 2017, a Portfolio Manager with A.G. Hill Partners from 2009 to 2015, and a Portfolio Manager with Opsis Capital Management from 2005 to 2009. Mr. Cook previously held positions as a Senior Analyst with Carlson Capital, L.P. and as an Equity Research Analyst with Raymond James.

HENNESSY JAPAN FUND AND HENNESSY JAPAN SMALL CAP FUND – SPARX ASSET MANAGEMENT CO., LTD.

The Hennessy Japan Fund and the Hennessy Japan Small Cap Fund are sub-advised by the largest independent manager in Japan with some of the most experienced Asia-based asset management specialists.

The reference below to the title “CMA” designates that individual as a Chartered Member of the Security Analysts Association of Japan.

Tadahiro Fujimura, CFA and CMA, has served as a Portfolio Manager of the Hennessy Japan Small Cap Fund since its inception and has primary responsibility for the day-to-day management of the portfolio composition of the Fund. He has served as the Chief Investment Officer of SPARX since April 2013, served as the head of the Investment & Research Division from April 2010 to December 2015, and is responsible for overseeing Japanese Mid and Small Cap Strategies. Prior to joining SPARX, Mr. Fujimura served as the Chief Portfolio Manager of the small-cap investment team at Nikko Asset Management (formerly Nikko Securities Investment Trust Management Co., Ltd.).

Masakazu Takeda, CFA and CMA, has served as a Portfolio Manager of the Hennessy Japan Fund since November 2006 and has primary responsibility for the day-to-day management of the portfolio composition of the Fund. He has been an analyst and fund manager with SPARX since 1999. Prior to joining SPARX, Mr. Takeda was employed by the Long Term Credit Bank of Japan (currently Shinsei Bank) and LTCB Warburg (now UBS Securities).

HENNESSY FUNDS	1-800-966-4354

Tetsuya Hirano, CMA, has served as a Portfolio Manager of the Hennessy Japan Small Cap Fund since October 2015.  He has been employed by SPARX since July 2006 and acts as the deputy head of the Investment & Research Division.  Mr. Hirano also served as a Portfolio Manager of the Hennessy Japan Fund from June 2010 to January 2012.  Prior to joining SPARX, Mr. Hirano was a member of the Japanese equity investment team at Nikko Asset Management (formerly Nikko Securities Investment Trust Management Co., Ltd.).  His prior positions at Nikko were as an international equity trader and as a European equity fund manager.

Yu Shimizu, CMA, has served as a Portfolio Manager of the Hennessy Japan Fund since January 2012 and has been employed by SPARX since 2005.  Prior to joining SPARX, Mr. Shimizu worked as an analyst at UFJ Partners Asset Management Co., Ltd. (currently Mitsubishi UFJ Asset Management Co., Ltd.) and as an analyst at Yasuda Capital Management Co., Ltd. (currently Yasuda Asset Management Co., Ltd.).

Sub-Advisory Fee

For the most recent fiscal year, the Investment Manager (not the Funds) paid a sub-advisory fee, based upon the daily net assets of each Fund that is sub-advised, at the rate of 0.29% for the Hennessy Focus Fund, 0.33% for the equity allocation of the Hennessy Equity and Income Fund, 0.27% for the fixed income allocation of the Hennessy Equity and Income Fund, 0.40% for the Hennessy BP Energy Fund and the Hennessy BP Midstream Fund, 0.35% for the Hennessy Japan Fund, and 0.20% for the Hennessy Japan Small Cap Fund.  Effective February 28, 2018, the sub-advisory fee for each of the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund is at the rate of 0.35% of the first $500 million of its daily net assets, 0.40% of the next $500 million of its daily net assets, and 0.42% of its daily net assets over $1 billion.  The Investment Manager pays sub-advisory fees from its own assets, and these fees are not an additional expense of the Fund.

Additional Investment Manager and Sub-Advisor Information

The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds that they manage.

As previously noted, the sub-advisors to the Funds, as applicable, act as the portfolio managers for the sub-advised Funds.  However, as the investment advisor to the sub-advised Funds, the Investment Manager has overall supervisory responsibility for the general management and investment of the sub-advised Funds’ securities portfolios and, as such, performs the following activities for the sub-advised Funds: (1) sets each sub-advised Fund’s overall investment strategies; (2) monitors and evaluates the performance of the sub-advisors, including their compliance with the investment objectives, policies and restrictions of the applicable Fund; and (3) implements and maintains procedures to monitor the compliance of the sub-advisors with the Funds’ investment objectives, policies, and restrictions.

Distribution Fees

Each of the Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act, which allows the Fund to use up to 0.25% of the average daily net assets of its Investor Class shares to pay sales, distribution, and other fees for the sale and distribution of its shares and for shareholders services provided to investors.  Currently, the Board of Trustees has approved the payment of up to 0.15% of the average daily net assets of each such Fund as a Rule 12b-1 fee.

Because distribution fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Agreement

Each of the Funds has entered into a Shareholder Servicing Agreement with the Investment Manager. The Shareholder Servicing Agreement provides that the Investment Manager will provide administrative support services to the Funds consisting of:

•	maintaining an “800” number that current shareholders may call to ask questions about the Funds or their accounts;

•	assisting shareholders in processing exchange and redemption requests;

•	assisting shareholders in changing dividend options, account designations, and addresses;

•	responding generally to shareholder questions; and

•	providing such other similar services as may be requested.

For such services, each Fund pays an annual service fee to the Investment Manager equal to 0.10% of the average daily net assets of its Investor Class shares. Institutional Class shares are not subject to this servicing fee.

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MANAGEMENT OF THE FUNDS AND SHAREHOLDER INFORMATION

SHAREHOLDER INFORMATION

Pricing of Fund Shares

The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value (“NAV”). This is calculated by dividing a Fund’s assets, minus its liabilities, by the number of shares outstanding. The NAV of a Fund’s shares is normally determined as of the close of regular trading on the NYSE, which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). Each Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. Each Fund values money market instruments it holds with an original term to maturity of 60 days or less at their amortized cost, which approximates fair market value. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined under the supervision of the Fund’s Board of Trustees.  If a Fund holds securities traded on a foreign exchange, such securities may trade on weekends or other days when the Fund does not price its shares and thus affect the Fund’s NAV on days when investors will not be able to purchase or redeem the Fund’s shares.

If market quotations are not available, a Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price, and a Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the applicable stock exchange.

Each Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (sometimes referred to as the “Transfer Agent”) prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders received after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Funds’ corporate address instead of to its Transfer Agent, the Funds will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received in the offices of the Transfer Agent.

FOR QUESTIONS PLEASE CALL

Hennessy Funds
1-800-966-4354 or
1-415-899-1555
10 A.M. - 7 P.M. ET, M-Th; 5 P.M. F
7 A.M. - 4 P.M. PT, M-Th; 2 P.M. F

U.S. Bank Global Fund Services,
Transfer Agent for the Funds
1-800-261-6950
9 A.M. - 8 P.M. ET, M-F
6 A.M. - 5 P.M. PT, M-F

Classes of Shares

Each Fund other than the Hennessy Total Return Fund and the Hennessy Balanced Fund offers Institutional Class shares.  Institutional Class shares are available only to institutional investors or to shareholders who invest directly in a Fund or who invest through certain broker-dealers or financial institutions that have entered into appropriate arrangements with a Fund. There is also a higher minimum initial investment requirement for Institutional Class shares, as described below. If you qualify as a purchaser of Institutional Class shares but your account is invested in Investor Class shares, you may convert your Investor Class shares to Institutional Class shares based on the relative NAVs of the two Classes on the conversion date.

Account Minimum Investments – Investor Class

The minimum initial investment in Investor Class shares is $2,500 for regular accounts and $250 for Individual Retirement Accounts (“IRA”). For corporate sponsored retirement plans, there is no minimum initial investment. There is no subsequent minimum investment requirement. A $100 minimum exists for each additional investment made through an Automatic Investment Plan. Each Fund may waive the minimum investment requirements from time to time.

Investors purchasing a Fund through financial intermediaries may have the above minimum investments waived by their intermediary since the intermediary, rather than the Fund, absorbs the increased costs of small purchases.

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Account Minimum Investments – Institutional Class

The minimum initial investment in Institutional Class shares of a Fund is $250,000. For corporate sponsored retirement plans, there is no minimum investment. There is no subsequent minimum investment requirement for the Funds. A $100 minimum exists for each additional investment made through an Automatic Investment Plan.

Each Fund reserves the right to waive or reduce the minimum initial investment amount for Institutional Class shares for purchases made through certain retirement, benefit, and pension plans, or for certain classes of shareholders. For investors purchasing Institutional Class shares through a broker-dealer, financial institution or servicing agent, shareholder purchases may be aggregated to meet the minimum initial investment amount. The Investment Manager, in its discretion, may take into account the aggregate assets that a shareholder has in determining if the shareholder meets the minimum initial investment amount.

Market Timing Policy

Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other shareholders of the Fund by interfering with efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund’s shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of Fund shares by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of Fund shares.

Each Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Fund.  In this regard, pursuant to Rule 22c-2 of the Investment Company Act, the Funds enter into shareholder information agreements with financial intermediaries that purchase Fund shares for omnibus accounts.  These agreements require the financial intermediary to provide the Funds access, upon request, to information about underlying shareholder transaction activity in the omnibus account.  Any non-public personal information provided to the Funds is subject to the Funds’ privacy policy.

In considering a shareholder’s trading activity, a Fund may consider, among other factors, the shareholder’s trading history, both directly and, if known, through financial intermediaries, in any of the Funds.  If frequent trading or market timing is detected, a Fund, based on its assessment of the severity of the market timing, may take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account’s ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or (3) close the account demonstrating frequent trading activity.

Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

Telephone Privileges

Each Fund offers shareholders the ability to redeem or exchange shares or purchase additional shares via telephone. If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application. Otherwise, the telephone privileges will be available on your account.

When you establish telephone privileges, you are authorizing the Funds and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person.

Before acting on instructions received by telephone, a Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If a Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. A Fund may change, modify, or terminate these privileges at any time upon written notice to shareholders. A Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under “How Do I Purchase Shares by Check?” below. Your written request for telephone privileges must include the Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee or other acceptable form of authentication from a financial institution source may also be required. Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.

Telephone trades must be received prior to the close of regular trading on the NYSE to receive same-day pricing. During

HENNESSYFUNDS.COM

SHAREHOLDER INFORMATION

periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction.  Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time / 1:00 P.M. Pacific time).

How to Purchase Shares

You may purchase shares of the Funds on any day the NYSE is open for trading.  Purchase requests received prior to the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time) will be priced and processed as of the close of business on that day.  Requests received after that time will be processed the following trading day at the following trading day’s pricing.

You may purchase Fund shares by check, wire or Automated Clearing House (ACH) network. The Funds will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. To prevent check fraud, the Funds will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares. In addition, the Funds cannot accept post-dated checks or any conditional order or payment.

The Funds will not issue certificates evidencing shares purchased. Instead, the Funds will send investors a written confirmation for all share purchases. The Funds reserve the right to reject any purchase in whole or in part.

In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Compliance Program. The Funds might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity. As requested on the application, you must supply your full name, date of birth, social security number, and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. Effective May 11, 2018, if you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, corporation, etc.), you must also supply the identity of the beneficial owners. Please contact the Funds at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If the Funds do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Funds reserve the right to close the account within five business days if clarifying information is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds do not sell shares to non-U.S. citizens, subject to the discretion of the Funds.  Other than U.S. military personnel with an APO or FPO address, U.S. citizens living abroad may purchase Fund shares only if they have a social security number and a physical address (not a P.O. box) within the United States, subject to the discretion of the Funds.  The Funds reserve the right, in their sole discretion and to the extent permitted by applicable law, to sell shares to non-U.S. citizens and U.S. citizens living abroad with a social security number but no physical address within the United States.

HOW DO I PURCHASE SHARES BY CHECK?

If you are making an initial investment in a Fund, simply complete the appropriate Account Application and mail it with a check, made payable to “Hennessy Funds,” to one of the following addresses:

For regular mail delivery:	For overnight delivery:

For regular mail delivery:	For overnight delivery:
Hennessy Funds	Hennessy Funds
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agent. Therefore, deposit in the mail or with such services or receipt at the U.S. Bank Global Fund Services post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Subsequent investments must be accompanied by a letter indicating the name or names in which the account is registered and the account number or by the Invest by Mail Form that is attached to your confirmation statement and returned to one of the above addresses.

The Transfer Agent will charge a $25.00 fee against a shareholder’s account in addition to any loss sustained by a Fund for any payment, check, or electronic funds transfer returned to the Transfer Agent.

HOW DO I PURCHASE SHARES BY WIRE?

Prior to wiring funds, a completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above. If you are making an initial investment in a Fund, please contact the Transfer Agent at 1-800-261-6950 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery, or fax. Upon receipt of your application, your account will be established and a service representative will contact you to provide an account number and wiring

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instructions to U.S. Bank N.A. If you do not receive this information within one business day, you may call the Transfer Agent at 1-800-261-6950. If you are making a subsequent purchase, prior to wiring funds, please notify the Transfer Agent. U.S. Bank N.A. must receive wired funds prior to the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same-day pricing. Wired funds received after that time will be processed the following trading day with the following trading day’s pricing. The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

All wires should specify the name of the Fund and Class of shares, the name(s) in which the account is registered, the account number, and the amount being wired. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to a Fund.

To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to the following:

Hennessy Funds
c/o U.S. Bank N.A.	Credit: U.S. Bank Global Fund Services
777 E. Wisconsin Ave.	Account Number: 112-952-137
Milwaukee, WI 53202	Further Credit: Mutual fund name, shareholder
ABA# 075000022	name, and account number

CAN I PURCHASE SHARES THROUGH
BROKER-DEALERS?

You may buy, sell, and exchange Fund shares through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next NAV calculated by the Fund. The broker (or its agent) holds your Fund shares in the broker’s (or its agent’s) name, and the broker (or its agent) maintains your individual ownership records. The Investment Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the applicable Fund’s Prospectus.

If you decide to purchase Fund shares through a broker, please carefully review the program materials provided to you by the broker (or its agent), because particular brokers may adopt policies or procedures that are separate from those described in this Prospectus.  The broker (or its agent) is responsible for ensuring that you receive copies of the applicable Fund’s prospectus, annual report, semi-annual report, and other Fund disclosure documents.

To inquire about an agreement, broker-dealers should call the Funds at 1-800-966-4354 or 1-415-899-1555.

HOW DO I PURCHASE SHARES BY TELEPHONE?

You may not make an initial investment in a Fund by telephone, but you may purchase additional Fund shares if your account has been open for at least 15 days by calling 1-800-261-6950. Unless you have declined telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account on record through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Automatic Investment Plan

For your convenience, each Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder’s bank account on record to the shareholder’s Fund account on a systematic schedule (e.g., monthly, quarterly, semi-annually, and annually) that the shareholder selects. Your financial institution must be a member of the Automated Clearing House (ACH) Network. After your initial investment in a Fund, you may authorize the Fund to withdraw amounts of $100 or more.

If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Funds at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at hennessyfunds.com. Signed applications should be received by the Transfer Agent at least 15 calendar days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. A Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or in written form five calendar days prior to the effective date.

Retirement Plans

You may invest in the Funds under the following retirement plans:

•	Coverdell Education Savings Account

•	Traditional IRA

•	Roth IRA

•	SEP-IRA for sole proprietors, partnerships and corporations

•	SIMPLE-IRA

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SHAREHOLDER INFORMATION

The Funds recommend that investors consult with a financial or tax adviser regarding IRAs before investing in a Fund. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution (exclusive of systematic distribution plans), or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in our Individual Retirement Account & Coverdell Educational Savings Account Disclosure Statement.

How to Sell Shares

You may sell (redeem) your Fund shares on any day the NYSE is open for trading either directly through the Funds or through your investment representative, as applicable. Redemption requests received prior to the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time) will be priced and processed as of the close of business on that day.  Requests received after that time will be processed the following trading day at the following trading day’s pricing.

HOW DO I SELL SHARES BY MAIL?

You may redeem your Fund shares by sending a written request to the Transfer Agent. After your request is received in “good order,” a Fund will redeem your shares at the next NAV calculated by the Fund. To be in “good order,” redemption requests must include the following: (i) the name of the Fund account; (ii) the account number; (iii) the number of Investor Class or Institutional Class shares of the Fund or the dollar value of Investor Class or Institutional Class shares of the Fund to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians, or other similar shareholders. In addition, please specify whether proceeds are to be sent by mail, wire, or electronic funds transfer through the Automated Clearing House (ACH) network to your bank account on record.  If you are redeeming from an IRA or other retirement or qualified plan, please indicate on your written request whether or not to withhold federal income tax (generally 10%).  Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding.  To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required. Please see the section “When are signature guarantees required?” below.

HOW DO I SELL SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your account, you may redeem all or some of your Fund shares, up to a maximum of $100,000, by calling the Transfer Agent at 1-800-261-6950 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. If you are redeeming from an IRA or other retirement or qualified plan, you will be asked whether you want federal income taxes (generally 10%) withheld from the distribution.  Redemption proceeds will be sent by check to the address of record unless you elect to have proceeds transferred to your bank account on record.  You may have difficulties making a telephone redemption during periods of abnormal market activity because of higher than usual call wait times.  If this occurs, you may make your redemption request in writing.  If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person.

WHEN ARE SIGNATURE GUARANTEES REQUIRED?

To protect a Fund and its shareholders, a signature guarantee from either a Medallion program member or a non-Medallion program member is required in the following situations:

•	The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 calendar days;

•	The redemption proceeds are to be payable or sent to any person, address, or bank account not on record;

•	Account ownership is being changed; and

•	The redemption request is over $100,000 (Investor Class shares only).

In addition to the situations described above, a Fund or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notarized signature is not an acceptable substitute for a signature guarantee.

A Fund reserves the right, at its sole discretion, to waive the signature guarantee requirement for a specific redemption request.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?

For redemption proceeds that are paid directly to you by the Hennessy Funds, the Hennessy Funds typically expect to pay

HENNESSY FUNDS	1-800-966-4354

redemption proceeds by check or by wire to you within three business days following receipt of your redemption request in proper form as discussed in this Prospectus; however, in all cases it may take up to seven calendar days to pay redemption proceeds. If you did not purchase your Fund shares by wire, a Fund may delay payment of your redemption proceeds for up to 15 calendar days from date of purchase or until your payment has cleared, whichever occurs first. In addition, a Fund can suspend redemptions and postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.

You may have a check sent to you at your address of record, proceeds may be wired to your bank account on record, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to your bank account on record. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds for a complete and share-specific redemption, or deducted from your remaining account balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, but credit may not be available for two to three business days.

Under normal circumstances, the Funds expect to meet redemption requests through the sale of investments held in cash or cash equivalents. In situations in which investment holdings in cash or cash equivalents are insufficient to meet redemption requests, a Fund may choose to borrow money through the Funds’ bank line of credit. A Fund may also choose to sell portfolio securities to meet redemption requests, if consistent with the management of such Fund. These methods will be used regularly and may also be used in stressed market conditions.

The Hennessy Funds have the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the applicable Hennessy Fund’s portfolio (referred to as an “in kind” distribution) and may do so in the form of pro-rata slices of a Fund’s portfolio, individual securities, or a representative basket of securities. It is not expected that the Hennessy Funds would do so except in unusual circumstances. If a Hennessy Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash. Also, a shareholder who receives a redemption in kind bears the market risk of the securities until they are converted into cash.

CAN MY ACCOUNT BE INVOLUNTARILY REDEEMED OR CONVERTED?

A Fund may involuntarily redeem your shares upon certain conditions as determined by the Board of Trustees, including, but not limited to, (i) if you fail to provide the Fund with identification required by law, (ii) if a Fund is unable to verify information received from you, or (iii) to reimburse a Fund for any loss sustained by reason of any failure by you to make full payment for shares purchased.  Additionally, as discussed in more detail below, shares may be redeemed or converted in connection with the closing of small accounts.

A Fund may redeem the shares in your Investor Class account if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your Investor Class account is less than $2,500 before a Fund makes an involuntary redemption. You will then have 60 calendar days in which to make an additional investment to bring the value of your account to at least $2,500 before the Fund takes any action.  Any time shares are redeemed in a taxable account, it is considered a taxable event.  You are responsible for any tax liabilities associated with an involuntary redemption of your account.

If your Institutional Class shares account balance falls below $250,000 for any reason, you will be given 60 calendar days to make additional investments so that your account balance is $250,000 or more. If you do not, a Fund may convert your Institutional Class shares into Investor Class shares, at which time your account will be subject to the involuntary redemption policies and procedures for Investor Class shares. Any such conversion will occur at the relative NAV of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares. This right of involuntary redemption does not apply to former Investor Class shareholders of the FBR Large Cap Fund, the FBR Mid Cap Fund or the FBR Small Cap Fund who became Institutional Class shareholders of the Hennessy Fund into which their FBR Fund was reorganized.

WHAT HAPPENS IF MY ACCOUNT IS INACTIVE FOR AN EXTENDED PERIOD OF TIME?

Your account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The factors used to determine whether an account is inactive vary from state to state, but may include a shareholder’s failure to cash a check (no interest is accrued or paid on amounts represented by uncashed distribution or redemption checks),

HENNESSYFUNDS.COM

SHAREHOLDER INFORMATION

update the shareholder’s mailing address, or respond to Fund inquiries within the specified time period. For this purpose, your last known address of record with the Funds will determine which state has jurisdiction over your account. Texas residents have the ability to designate a representative to receive legislatively required unclaimed property notifications. Please contact the Texas Comptroller of Public Accounts for further information.  If the assets within your account are deemed to be abandoned in accordance with the relevant state’s laws, the Fund may be legally obligated to transfer those assets to that state’s unclaimed property administrator.  You are responsible for ensuring that your account is not “abandoned” for purposes of these state escheatment laws, and neither the Fund nor its agents will be liable to you or your representatives for good faith compliance with those laws.

How to Exchange Shares

You may exchange shares of any Fund for shares in an identically registered account of any other Fund any day the NYSE is open for trading either directly through the Funds or through your investment representative, as applicable. Exchange requests received prior to the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time) will be priced and processed as of the close of business on that day. Requests received after that time will be processed the following trading day at the following trading day’s pricing. Prior to making an exchange into any other Fund, you should obtain and carefully read that Fund’s Prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555 or visiting hennessyfunds.com. Please keep in mind the minimum investment of $2,500 ($250 for IRAs) for Investor Class shares and $250,000 for Institutional Class shares when determining the number of shares you want to exchange.

You may also exchange shares of any Fund for shares of the First American Retail Prime Obligations Fund, a money market mutual fund not affiliated with the Funds, the Investment Manager, or the sub-advisors. The exchange privilege does not constitute an offering or recommendation on the part of the Funds, the Investment Manager, or the sub-advisors of an investment in the First American Retail Prime Obligations Fund. Prior to making an exchange into the First American Retail Prime Obligations Fund, you should obtain and carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555.

Each Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses.  Each Fund reserves the right to reject any exchange order.  Each Fund may modify or terminate the exchange privilege upon written notice to shareholders.  Each Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders.  Such temporary suspension can be without prior notification to shareholders.  You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW DO I EXCHANGE SHARES BY MAIL?

You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other Fund into which the exchange is being made. If you have an existing account with the other Fund, you should also give the name and account number for that Fund. The letter should be signed by all shareholders whose names appear on the account registration.

HOW DO I EXCHANGE SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your Account Application, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 before the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time). If you are exchanging Fund shares by telephone, you will be subject to certain identification procedures, which are listed under “Telephone Privileges” above.  If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person.

Systematic Cash Withdrawal Program

As another convenience, you may redeem your Investor Class shares of each Fund through the Systematic Cash Withdrawal Program. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares. If you elect this method of redemption, a Fund will send you a check or you may have the proceeds sent directly to your bank account on record via electronic funds transfer through the Automated Clearing House (ACH) network. The minimum payment amount is $100. You may choose to receive monthly, quarterly, or annual payments. Your Fund account must have a value of at least $10,000 in order to participate in this program. The Systematic Cash Withdrawal Program may be terminated at any time by a Fund. You may also elect to terminate your participation in this program at any time by calling or writing to the Transfer Agent at least five calendar days prior to the next payment.

A withdrawal involves a redemption of Fund shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

HENNESSY FUNDS	1-800-966-4354

Dividends and Distributions

Capital Gains.  Each of the Funds pays capital gains, if any, annually, usually in December.

Dividends.  The following Funds declare and pay dividends, if any, quarterly:
Hennessy Total Return Fund
Hennessy Equity and Income Fund
Hennessy Balanced Fund
Hennessy BP Midstream Fund
Hennessy Gas Utility Fund

The Hennessy BP Midstream Fund currently anticipates making distributions to its shareholders quarterly at a rate that is approximately equal to the distribution rate the Fund receives from the MLPs and other entities that have economic characteristics similar to MLPs in which it invests, without offset for the expenses of the Fund.

All Funds not listed above declare and pay dividends, if any, annually, usually in December.

The Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code.

You have four distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.

•	Split Cash Reinvest Options:

o	Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares; or

o	Your dividends will be reinvested in additional Fund shares and your capital gains distributions will be paid in cash.

•	All Cash Option – Both dividends and capital gains distributions will be paid in cash.

If you elect to receive distributions or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for at least six months, each Fund reserves the right to reinvest the distribution check in your account, at the current NAV of the Fund, and to reinvest all subsequent distributions.

You may make this election on the Account Application. If you do not make an election, your distributions will be reinvested in additional Fund shares. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950. Any changes should be submitted at least five calendar days prior to the record date of the distribution.

Tax Information

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the SAI for additional federal income tax information.

The Funds, other than the Hennessy BP Midstream Fund, have elected to be treated and intend to qualify each year as a regulated investment company (a “RIC”). A RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, a Fund’s failure to qualify as a RIC would result in corporate level taxation, and consequently, a reduction in income available for distribution to you as a shareholder.

The Hennessy BP Midstream Fund will not be taxed as a RIC, but as a “C” corporation that is subject to corporate income tax. The resulting corporate taxes could substantially reduce the Hennessy BP Midstream Fund’s net assets, the amount of income available for distribution, and the amount of the Hennessy BP Midstream Fund’s distributions.

The Funds’ distributions, whether received in cash or additional shares of a Fund, may be subject to federal, state, and local income tax.  These distributions may be taxed as ordinary income, dividend income or long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

If you purchase Fund shares shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of capital. Similarly, if you purchase Fund shares that have appreciated securities, you will receive a taxable return of part of your investment if an when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

The Funds will notify you of the tax status of ordinary income distributions and capital gain distributions after the end of each calendar year.

You will generally recognize taxable gain or loss on a redemption of shares in an amount equal to the difference between the amount received and your tax basis in such shares. This gain or loss will generally be capital and will be long-term capital gain or loss if the shares were held for more than one year.

HENNESSYFUNDS.COM

SHAREHOLDER INFORMATION

In general, when a shareholder sells Fund shares, the Fund must report to the shareholder and the IRS the shareholder’s cost basis, gain or loss, and holding period in the sold shares using a specified method for determining which shares were sold. You are not bound by this method and, if timely, can choose a different, permissible method. Please consult with your tax adviser.

If you hold Fund shares through a broker or another nominee, please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

When you receive a distribution from the Funds or redeem shares, you may be subject to backup withholding.

Descriptions of Indices1,2

50/50 Blended DJIA/Treasury Index – This index consists of 50% common stocks represented by the Dow Jones Industrial Average and 50% short-duration Treasury securities represented by the ICE BofAML 1-Year Treasury Note Index.

75/25 Blended DJIA/Treasury Index – This index consists of 75% common stocks represented by the Dow Jones Industrial Average and 25% short-duration Treasury securities represented by the ICE BofAML U.S. 3-Month Treasury Bill Index.

AGA Stock Index – This index is a market capitalization-weighted index, adjusted monthly, consisting of publicly traded member companies of the American Gas Association.

Alerian MLP Index – This index is the leading gauge of large-cap and mid-cap energy MLPs. The float-adjusted and capitalization-weighted index, which includes 50 prominent companies and captures approximately 75% of available market capitalization, is disseminated real-time on a total-return basis (AMZX).

Blended Balanced Index – This index consists of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Bloomberg Barclays Intermediate U.S. Government/Credit Index.

Bloomberg Barclays Intermediate U.S. Government/Credit Index – This index measures performance of U.S. dollar-denominated Treasury securities and government-related and investment-grade corporate securities that have remaining maturities of greater than or equal to one year and less than ten years. Securities have $250 million or more of outstanding face value and must be fixed rate and non-convertible.

Dow Jones Industrial Average – This index is a price-weighted average of 30 significant stocks traded on the NYSE or The NASDAQ Stock Market.

NASDAQ Composite Index – This index comprises all common stocks listed on The NASDAQ Stock Market.

Russell 1000® Financial Services Index – This index is a subset of the Russell 1000® Index that measures the performance of the securities classified in the financial services sector of the large-capitalization U.S. equity market.

Russell 1000® Index – This index comprises the 1,000 largest companies in the Russell 3000® Index, based on market capitalization.

Russell 1000® Value Index – This index comprises those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth value.

Russell 2000® Financial Services Index – This index is a subset of the Russell 2000® Index that measures the performance of the securities classified in the financial services sector of the small-capitalization U.S. equity market.

Russell 2000® Index – This index comprises the smallest 2,000 companies in the Russell 3000® Index, representing approximately 8% of the Russell 3000® total market capitalization.

Russell 3000® Index – This index comprises the 3,000 largest U.S. companies, as determined by market capitalization.  This portfolio of securities represents approximately 98% of the investable U.S. equity market.

Russell Midcap® Growth Index – This index comprises approximately 65% of the total market value of the Russell MidCap® Index and includes companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Index – This index comprises approximately 800 of the smallest securities of the Russell 1000® Index based on a combination of their market capitalization and current index membership.

Russell/Nomura Small Cap™ Index – This index contains the bottom 15% of the Russell/Nomura Total Market™ Index, in terms of market capitalization.

Russell/Nomura Total Market™ Index – This index contains the top 98% of all stocks listed on Japan’s stock exchanges and registered on Japan’s OTC market, in terms of market capitalization.

S&P 500 Energy Index – This index comprises those companies included in the S&P 500 that are classified in the energy sector.

S&P 500 Index – This index is a capitalization-weighted index of 500 stocks that is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries.

S&P North American Natural Resources Index – This index provides investors with a benchmark that represents U.S.-traded securities that are classified in the energy and materials sector excluding the chemicals industry and steel sub-industry.

Tokyo Stock Price Index (TOPIX) – This index is an unmanaged, capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange.

[1]
Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Russell. Neither Russell nor its licensors accept

HENNESSY FUNDS	1-800-966-4354

any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data, and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

[2]
The Dow Jones Industrial Average is the property of the Dow Jones & Company, Inc. Dow Jones & Company, Inc. is not affiliated with the Hennessy Funds or its investment advisor. Dow Jones & Company, Inc. has not participated in any way in the creation of the Hennessy Funds or in the selection of stocks included in the Hennessy Funds and has not approved any information included in this Prospectus.

Important Notice Regarding Delivery of Shareholder Documents

To help keep each Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and Prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may, of course, request an individual copy of a shareholder document at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950, and individual delivery will begin within 30 calendar days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

Electronic Delivery

The Funds offer shareholders the option to receive account statements, Prospectuses, tax forms, and reports online. To sign up for eDelivery, please visit hennessyfunds.com.  You may change your delivery preference at any time by visiting our website or contacting the Funds at 1-800-261-6950.

HENNESSYFUNDS.COM

SHAREHOLDER INFORMATION AND FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the financial performance of the shares of the Funds or the predecessor funds to the Funds, as applicable, for the periods shown below. Certain information reflects financial results for a single Fund share. The “Total Return” figures show how much your investment would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  This information has been derived from financial statements audited by Tait, Weller & Baker LLP, an independent registered public accounting firm (except that for the periods prior to October 31, 2016, the information related to the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund, and the Hennessy Japan Small Cap Fund was audited by a different independent registered public accounting firm).  Tait, Weller & Baker LLP’s report and the Funds’ financial statements are included in the annual reports of the Funds, which are available upon request.

Each of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, and the Hennessy Cornerstone Value Fund is a successor to a series of Hennessy Mutual Funds, Inc., a Maryland corporation, with the same fund name pursuant to a reorganization that took place after the close of business on February 28, 2014.  Each of the Hennessy Total Return Fund and the Hennessy Balanced Fund is a successor to a series of The Hennessy Funds, Inc., a Maryland corporation, with the same fund name pursuant to a reorganization that took place after the close of business on February 28, 2014.  Each of the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund is a successor to a series of Hennessy SPARX Funds Trust, a Massachusetts business trust, with the same fund name pursuant to a reorganization that took place after the close of business on February 28, 2014.  Prior to that date, each of the above successor Funds had no investment operations.  As a result of the reorganization, holders of Investor Class shares of the above predecessor funds received Investor Class shares of the above Funds (the Investor Class shares of each above Fund is the successor to the accounting and performance information of the corresponding predecessor fund), and holders of Institutional Class shares of the above predecessor funds received Institutional Class shares of the above Funds (the Institutional Class shares of each above Fund is the successor to the accounting and performance information of the corresponding predecessor fund).

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Cornerstone Growth Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$24.16		$18.98	$20.00	$18.68	$15.65	$12.38

Income from investment operations:
Net investment income (loss)	(0.10)		(0.09)	(0.02)	0.06	(0.04)	(0.11)
Net realized and unrealized gains (losses) on investments	(0.56)		5.27	(0.98)	1.26	3.07	3.38
Total from investment operations	(0.66)		5.18	(1.00)	1.32	3.03	3.27

Less distributions:
Dividends from net investment income	—		—	(0.02)	—	—	—
Total distributions	—		—	(0.02)	—	—	—
Net asset value, end of period	$23.50		$24.16	$18.98	$20.00	$18.68	$15.65

TOTAL RETURN	(2.69	)%(1)	27.29%	(5.00)%	7.07%	19.36%	26.41%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$178.71		$197.22	$184.61	$248.74	$227.68	$220.83
Ratio of expenses to average net assets	1.30	%(2)	1.30%	1.32%	1.15%	1.23%	1.29%
Ratio of net investment income (loss) to average net assets	(0.74	)%(2)	(0.33)%	(0.18)%	0.30%	(0.17)%	(0.26)%
Portfolio turnover rate(3)	93	%(1)	98%	97%	102%	84%	105%

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE GROWTH FUND

Financial Highlights

Hennessy Cornerstone Growth Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$24.85		$19.46	$20.47	$19.08	$15.94	$12.57

Income from investment operations:
Net investment income (loss)	0.08		0.01	0.17	0.03	0.06	0.01
Net realized and unrealized gains (losses) on investments	(0.72)		5.38	(1.13)	1.36	3.08	3.36
Total from investment operations	(0.64)		5.39	(0.96)	1.39	3.14	3.37

Less distributions:
Dividends from net investment income	—		—	(0.05)	—	—	—
Total distributions	—		—	(0.05)	—	—	—
Net asset value, end of period	$24.21		$24.85	$19.46	$20.47	$19.08	$15.94

TOTAL RETURN	(2.54	)%(1)	27.70%	(4.69)%	7.29%	19.70%	26.81%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$23.33		$31.65	$25.74	$38.96	$25.54	$26.23
Ratio of expenses to average net assets:
Before expense reimbursement	0.96	%(2)	0.97%	0.98%	0.99%	1.03%	1.11%
After expense reimbursement	0.96	%(2)	0.97%	0.98%	0.99%	0.98%	0.98%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(0.41	)%(2)	(0.00)%	0.14%	0.51%	0.03%	(0.01)%
After expense reimbursement	(0.41	)%(2)	(0.00)%	0.14%	0.51%	0.08%	0.12%
Portfolio turnover rate(3)	93	%(1)	98%	97%	102%	84%	105%

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Focus Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$84.92		$70.63	$71.94	$69.46	$63.58	$51.78

Income from investment operations:
Net investment income (loss)	(0.34)		(0.51)	(0.45)	(0.33)	0.27	(0.32)
Net realized and unrealized gains (losses) on investments	1.54		14.80	(0.72)	8.07	6.68	16.44
Total from investment operations	1.20		14.29	(1.17)	7.74	6.95	16.12

Less distributions:
Dividends from net investment income	—		—	—	(0.02)	—	—
Dividends from net realized gains	(0.01)		—	(0.14)	(5.24)	(1.07)	(4.32)
Total distributions	(0.01)		—	(0.14)	(5.26)	(1.07)	(4.32)
Paid-in capital from redemption fees	—		—	—	—	0.00 (1)	0.00 (1)
Net asset value, end of period	$86.11		$84.92	$70.63	$71.94	$69.46	$63.58

TOTAL RETURN	1.41	%(2)	20.23%	(1.63)%	11.83%	11.05%	33.54%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$1,558.97		$1,675.00	$1,626.71	$1,615.36	$1,213.03	$1,139.85
Ratio of expenses to average net assets	1.47	%(3)	1.48%	1.47%	1.46%	1.41%	1.43%
Ratio of net investment income (loss) to average net assets	(0.61	)%(3)	(0.51)%	(0.65)%	(0.55)%	0.41%	(0.85)%
Portfolio turnover rate(4)	0	%(2)	5%	2%	4%	18%	4%

(1)	Amount is less than $0.01.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY FOCUS FUND

Financial Highlights

Hennessy Focus Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$87.10		$72.17	$73.24	$70.50	$64.32	$52.19

Income from investment operations:
Net investment income (loss)	(0.10)		(0.11)	(0.14)	(0.08)	0.35	(0.13)
Net realized and unrealized gains (losses) on investments	1.49		15.04	(0.79)	8.19	6.90	16.58
Total from investment operations	1.39		14.93	(0.93)	8.11	7.25	16.45

Less distributions:
Dividends from net investment income	—		—	—	(0.05)	—	—
Dividends from net realized gains	(0.01)		—	(0.14)	(5.32)	(1.07)	(4.32)
Total distributions	(0.01)		—	(0.14)	(5.37)	(1.07)	(4.32)
Net asset value, end of period	$88.48		$87.10	$72.17	$73.24	$70.50	$64.32

TOTAL RETURN	1.59	%(1)	20.69%	(1.27)%	12.23%	11.40%	33.94%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$1,027.65		$1,057.32	$765.82	$520.06	$283.31	$179.89
Ratio of expenses to average net assets	1.10	%(2)	1.10%	1.10%	1.11%	1.10%	1.13%
Ratio of net investment income (loss) to average net assets	(0.24	)%(2)	(0.13)%	(0.28)%	(0.19)%	0.59%	(0.52)%
Portfolio turnover rate(3)	0	%(1)	5%	2%	4%	18%	4%

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Cornerstone Mid Cap 30 Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$22.46		$18.37	$20.12	$19.00	$17.32	$14.06

Income from investment operations:
Net investment income (loss)	0.02		(0.15)	(0.07)	0.10	(0.05)	0.09
Net realized and unrealized gains (losses) on investments	0.02		4.36	(1.51)	2.16	3.04	3.35
Total from investment operations	0.04		4.21	(1.58)	2.26	2.99	3.44

Less distributions:
Dividends from net investment income	—		—	(0.03)	—	(0.05)	(0.18)
Dividends from net realized gains	(3.66)		(0.12)	(0.14)	(1.14)	(1.26)	—
Total distributions	(3.66)		(0.12)	(0.17)	(1.14)	(1.31)	(0.18)
Net asset value, end of period	$18.84		$22.46	$18.37	$20.12	$19.00	$17.32

TOTAL RETURN	(0.09	)%(1)	23.02%	(7.89)%	12.35%	18.25%	24.78%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$472.47		$351.16	$485.15	$765.90	$258.17	$159.45
Ratio of expenses to average net assets	1.31	%(2)	1.34%	1.35%	1.17%	1.25%	1.31%
Ratio of net investment income (loss) to average net assets	(0.63	)%(2)	(0.33)%	(0.24)%	0.27%	(0.47)%	0.51%
Portfolio turnover rate(3)	90	%(1)	106%	108%	5%	132%	212%

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE MID CAP 30 FUND

Financial Highlights

Hennessy Cornerstone Mid Cap 30 Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$23.07		$18.80	$20.55	$19.36	$17.62	$14.31

Income from investment operations:
Net investment income (loss)	(0.03)		0.02	0.00 (1)	(0.03)	(0.08)	0.14
Net realized and unrealized gains (losses) on investments	0.10		4.38	(1.54)	2.38	3.17	3.41
Total from investment operations	0.07		4.40	(1.54)	2.35	3.09	3.55

Less distributions:
Dividends from net investment income	—		—	(0.06)	—	(0.09)	(0.24)
Dividends from net realized gains	(3.77)		(0.13)	(0.15)	(1.16)	(1.26)	—
Total distributions	(3.77)		(0.13)	(0.21)	(1.16)	(1.35)	(0.24)
Net asset value, end of period	$19.37		$23.07	$18.80	$20.55	$19.36	$17.62

TOTAL RETURN	0.06	%(2)	23.47%	(7.53)%	12.62%	18.57%	25.15%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$557.20		$620.38	$754.97	$306.04	$75.53	$51.19
Ratio of expenses to average net assets:
Before reimbursement	0.95	%(3)	0.97%	0.97%	0.96%	1.07%	1.11%
After reimbursement	0.95	%(3)	0.97%	0.97%	0.96%	0.98%	0.98%
Ratio of net investment income to average net assets:
Before reimbursement	(0.26	)%(3)	0.04%	0.07%	0.41%	(0.29)%	0.71%
After reimbursement	(0.26	)%(3)	0.04%	0.07%	0.41%	(0.20)%	0.84%
Portfolio Turnover(4)	90	%(2)	106%	108%	5%	132%	212%

(1)	Amount is less than $0.01.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Cornerstone Large Growth Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$11.75		$10.27	$12.99	$15.16	$13.56	$10.77

Income from investment operations:
Net investment income	(0.00	)(1)	0.11	0.09	0.17	0.15	0.14
Net realized and unrealized gains on investments	0.70		1.49	0.08	0.04	2.28	2.77
Total from investment operations	0.70		1.60	0.17	0.21	2.43	2.91

Less distributions:
Dividends from net investment income	(0.08)		(0.12)	(0.16)	(0.14)	(0.15)	(0.10)
Dividends from net realized gains	(0.43)		—	(2.73)	(2.24)	(0.68)	(0.02)
Total distributions	(0.51)		(0.12)	(2.89)	(2.38)	(0.83)	(0.12)
Net asset value, end of period	$11.94		$11.75	$10.27	$12.99	$15.16	$13.56

TOTAL RETURN	5.87	%(2)	15.70%	2.63%	1.11%	18.73%	27.32%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$130.26		$91.74	$87.73	$98.64	$105.51	$88.77
Ratio of expenses to average net assets	1.23	%(3)	1.25%	1.25%	1.09%	1.15%	1.19%
Ratio of net investment income to average net assets	0.68	%(3)	0.95%	1.22%	1.37%	1.12%	1.10%
Portfolio turnover rate(4)	72	%(2)	65%	53%	79%	57%	73%

(1)	Amount is less than $(0.01).
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE LARGE GROWTH FUND

Financial Highlights

Hennessy Cornerstone Large Growth Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$11.87		$10.37	$13.10	$15.30	$13.68	$10.85

Income from investment operations:
Net investment income	0.07		0.13	0.13	0.20	0.17	0.09
Net realized and unrealized gains on investments	0.64		1.52	0.07	0.02	2.30	2.88
Total from investment operations	0.71		1.65	0.20	0.22	2.47	2.97

Less distributions:
Dividends from net investment income	(0.10)		(0.15)	(0.17)	(0.16)	(0.17)	(0.12)
Dividends from net realized gains	(0.43)		—	(2.76)	(2.26)	(0.68)	(0.02)
Total distributions	(0.53)		(0.15)	(2.93)	(2.42)	(0.85)	(0.14)
Net asset value, end of period	$12.05		$11.87	$10.37	$13.10	$15.30	$13.68

TOTAL RETURN	5.92	%(1)	16.00%	2.92%	1.19%	18.96%	27.63%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$20.43		$12.17	$12.24	$13.82	$14.88	$16.19
Ratio of expenses to average net assets:
Before expense reimbursement	0.96	%(2)	1.00%	1.01%	0.99%	1.06%	1.10%
After expense reimbursement	0.96	%(2)	1.00%	1.01%	0.99%	0.98%	0.98%
Ratio of net investment income to average net assets:
Before expense reimbursement	0.94	%(2)	1.20%	1.47%	1.47%	1.21%	1.38%
After expense reimbursement	0.94	%(2)	1.20%	1.47%	1.47%	1.30%	1.50%
Portfolio turnover rate(3)	72	%(1)	65%	53%	79%	57%	73%

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Cornerstone Value Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$21.48		$18.36	$17.69	$18.41	$16.90	$14.02

Income from investment operations:
Net investment income	0.18		0.45	0.43	0.44	0.39	0.42
Net realized and unrealized gains (losses) on investments	0.73		3.10	0.67	(0.75)	1.55	2.84
Total from investment operations	0.91		3.55	1.10	(0.31)	1.94	3.26

Less distributions:
Dividends from net investment income	(0.42)		(0.43)	(0.43)	(0.41)	(0.43)	(0.38)
Dividends from net realized gains	(2.53)		—	—	—	—	—
Total distributions	(2.95)		(0.43)	(0.43)	(0.41)	(0.43)	(0.38)
Net asset value, end of period	$19.44		$21.48	$18.36	$17.69	$18.41	$16.90

TOTAL RETURN	4.45	%(1)	19.63%	6.41%	(1.77)%	11.69%	23.84%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$277.83		$281.07	$126.53	$129.86	$145.04	$138.94
Ratio of expenses to average net assets	1.21	%(2)	1.22%	1.25%	1.10%	1.17%	1.22%
Ratio of net investment income to average net assets	2.13	%(2)	2.36%	2.33%	2.32%	2.18%	2.60%
Portfolio turnover rate(3)	41	%(1)	72%	36%	46%	34%	41%

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE VALUE FUND

Financial Highlights

Hennessy Cornerstone Value Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$21.52		$18.40	$17.67	$18.41	$16.92	$14.04

Income from investment operations:
Net investment income	0.20		0.43	0.48	0.53	0.59	0.50
Net realized and unrealized gains (losses) on investments	0.72		3.18	0.67	(0.83)	1.37	2.80
Total from investment operations	0.92		3.61	1.15	(0.30)	1.96	3.30

Less distributions:
Dividends from net investment income	(0.46)		(0.49)	(0.42)	(0.44)	(0.47)	(0.42)
Dividends from net realized gains	(2.53)		—	—	—	—	—
Total distributions	(2.99)		(0.49)	(0.42)	(0.44)	(0.47)	(0.42)
Net asset value, end of period	$19.45		$21.52	$18.40	$17.67	$18.41	$16.92

TOTAL RETURN	4.53	%(1)	19.95%	6.72%	(1.72)%	11.82%	24.13%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$6.99		$7.40	$1.88	$1.75	$10.65	$4.09
Ratio of expenses to average net assets:
Before expense reimbursement	0.98	%(2)	0.97%	0.95%	1.00%	1.03%	1.10%
After expense reimbursement	0.98	%(2)	0.97%	0.95%	1.00%	0.98%	0.98%
Ratio of net investment income to average net assets:
Before expense reimbursement	2.37	%(2)	2.60%	2.63%	2.43%	2.30%	2.64%
After expense reimbursement	2.37	%(2)	2.60%	2.63%	2.43%	2.35%	2.76%
Portfolio Turnover(3)	41	%(1)	72%	36%	46%	34%	41%

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

(This Page Intentionally Left Blank.)

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY TOTAL RETURN FUND

Financial Highlights

Hennessy Total Return Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$14.66		$13.84	$14.19	$15.27	$14.30	$12.64

Income from investment operations:
Net investment income	0.11		0.20	0.16	0.20	0.20	0.16
Net realized and unrealized gains (losses) on investments	0.08		1.48	0.88	(0.02)	0.96	1.66
Total from investment operations	0.19		1.68	1.04	0.18	1.16	1.82

Less distributions:
Dividends from net investment income	(0.11)		(0.20)	(0.16)	(0.20)	(0.19)	(0.16)
Dividends from net realized gains	(1.52)		(0.66)	(1.23)	(1.06)	—	—
Total distributions	(1.63)		(0.86)	(1.39)	(1.26)	(0.19)	(0.16)
Net asset value, end of period	$13.22		$14.66	$13.84	$14.19	$15.27	$14.30

TOTAL RETURN	1.34	%(2)	12.56%	8.20%	1.22%	8.15%	14.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$71.40		$77.75	$83.87	$69.42	$83.89	$90.24
Ratio of expenses to average net assets	1.82	%(1)	1.57%	1.44%	1.28%	1.34%	1.37%
Ratio of net investment income to average net assets	1.57	%(1)	1.38%	1.22%	1.40%	1.31%	1.16%
Portfolio turnover rate	7	%(2)	36%	44%	27%	23%	31%

(1)	Annualized.
(2)	Not annualized.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Equity and Income Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$16.24		$15.61	$16.15	$16.68	$15.77	$13.96

Income from investment operations:
Net investment income	0.08		0.14	0.14	0.13	0.16	0.23
Net realized and unrealized gains (losses) on investments	0.14		1.95	(0.16)	0.11	1.41	1.81
Total from investment operations	0.22		2.09	(0.02)	0.24	1.57	2.04

Less distributions:
Dividends from net investment income	(0.07)		(0.12)	(0.13)	(0.13)	(0.16)	(0.23)
Dividends from net realized gains	(0.84)		(1.34)	(0.39)	(0.64)	(0.50)	—
Total distributions	(0.91)		(1.46)	(0.52)	(0.77)	(0.66)	(0.23)
Net asset value, end of period	$15.55		$16.24	$15.61	$16.15	$16.68	$15.77

TOTAL RETURN	1.26	%(1)	14.16%	(0.12)%	1.43%	10.28%	14.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$136.37		$155.33	$202.04	$292.84	$284.45	$233.25
Ratio of expenses to average net assets:
Before expense reimbursement	1.44	%(2)	1.43%	1.43%	1.38%	1.33%	1.36%
After expense reimbursement	1.44	%(2)	1.43%	1.43%	1.38%	1.33%	1.33%
Ratio of net investment income to average net assets:
Before expense reimbursement	0.92	%(2)	0.78%	0.84%	0.83%	1.01%	1.51%
After expense reimbursement	0.92	%(2)	0.78%	0.84%	0.83%	1.01%	1.54%
Portfolio turnover rate(3)	10	%(1)	15%	24%	39%	28%	52%

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY EQUITY AND INCOME FUND

Financial Highlights

Hennessy Equity and Income Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$15.34		$14.76	$15.28	$15.80	$14.97	$13.29

Income from investment operations:
Net investment income	0.10		0.16	0.18	0.19	0.20	0.25
Net realized and unrealized gains (losses) on investments	0.14		1.87	(0.13)	0.09	1.33	1.72
Total from investment operations	0.24		2.03	0.05	0.28	1.53	1.97

Less distributions:
Dividends from net investment income	(0.11)		(0.18)	(0.20)	(0.19)	(0.20)	(0.29)
Dividends from net realized gains	(0.79)		(1.27)	(0.37)	(0.61)	(0.50)	—
Total distributions	(0.90)		(1.45)	(0.57)	(0.80)	(0.70)	(0.29)
Net asset value, end of period	$14.68		$15.34	$14.76	$15.28	$15.80	$14.97

TOTAL RETURN	1.46	%(1)	14.60%	0.30%	1.75%	10.60%	14.99%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$102.72		$110.74	$129.91	$168.84	$102.10	$85.12
Ratio of expenses to average net assets	1.04	%(2)	1.05%	1.03%	1.04%	1.05%	1.06%
Ratio of net investment income to average net assets	1.32	%(2)	1.16%	1.23%	1.18%	1.29%	1.95%
Portfolio turnover rate(3)	10	%(1)	15%	24%	39%	28%	52%

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

(This Page Intentionally Left Blank.)

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY BALANCED FUND

Financial Highlights

Hennessy Balanced Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$12.88		$12.68	$12.37	$12.98	$12.90	$11.88

Income from investment operations:
Net investment income	0.03		0.06	0.04	0.03	0.02	0.02
Net realized and unrealized gains (losses) on investments	0.17		1.09	0.58	(0.01)	0.51	1.02
Total from investment operations	0.20		1.15	0.62	0.02	0.53	1.04

Less distributions:
Dividends from net investment income	(0.03)		(0.05)	(0.04)	(0.03)	(0.01)	(0.02)
Dividends from net realized gains	(0.88)		(0.90)	(0.27)	(0.60)	(0.44)	—
Total distributions	(0.91)		(0.95)	(0.31)	(0.63)	(0.45)	(0.02)
Net asset value, end of period	$12.17		$12.88	$12.68	$12.37	$12.98	$12.90

TOTAL RETURN	1.62	%(1)	9.56%	5.20%	0.11%	4.26%	8.77%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$11.80		$12.24	$12.08	$11.63	$12.54	$12.21
Ratio of expenses to average net assets	1.84	%(2)	1.82%	1.68%	1.68%	1.75%	1.75%
Ratio of net investment income to average net assets	0.54	%(2)	0.45%	0.33%	0.20%	0.17%	0.14%
Portfolio turnover rate	9	%(1)	31%	51%	34%	23%	22%

(1)	Not annualized.
(2)	Annualized.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy BP Energy Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended					Period Ended
	May 31, 2018		Year Ended November 30,			November 30,
	(Unaudited)		2017	2016	2015	2014(1)
PER SHARE DATA:
Net asset value, beginning of period	$19.47		$20.54	$16.41	$20.45	$20.00

Income from investment operations:
Net investment loss(2)	(0.11)		(0.23)	(0.15)	(0.10)	(0.11)
Net realized and unrealized gains (losses) on investments	2.57		(0.84)	4.28	(3.46)	0.56
Total from investment operations	2.46		(1.07)	4.13	(3.56)	0.45

Less distributions:
Dividends from net investment income	—		—	—	(0.48)	—
Total distributions	—		—	—	(0.48)	—
Net asset value, end of period	$21.93		$19.47	$20.54	$16.41	$20.45

TOTAL RETURN	12.63	%(3)	(5.21)%	25.17%	(17.57)%	2.25	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$23.52		$22.66	$19.64	$18.72	$15.14
Ratio of expenses to average net assets	1.86	%(4)	1.87%	1.89%	1.87%	1.98	%(4)
Ratio of net investment loss to average net assets	(1.09	)%(4)	(1.21)%	(0.92)%	(0.51)%	(0.53	)%(4)
Portfolio turnover rate(5)	43	%(3)	84%	83%	79%	72	%(3)

(1)	Fund commenced operations on December 31, 2013.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY BP ENERGY FUND

Financial Highlights

Hennessy BP Energy Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended					Period Ended
	May 31, 2018		Year Ended November 30,			November 30,
	(Unaudited)		2017	2016	2015	2014(1)
PER SHARE DATA:
Net asset value, beginning of period	$19.61		$20.64	$16.46	$20.45	$20.00

Income from investment operations:
Net investment loss(2)	(0.09)		(0.19)	(0.11)	(0.04)	(0.06)
Net realized and unrealized gains (losses) on investments	2.59		(0.84)	4.32	(3.47)	0.51
Total from investment operations	2.50		(1.03)	4.21	(3.51)	0.45

Less distributions:
Dividends from net investment income	—		—	(0.03)	—	—
Dividends from net realized gain	—		—	—	(0.48)	—
Total distributions	—		—	(0.03)	(0.48)	—
Net asset value, end of period	$22.11		$19.61	$20.64	$16.46	$20.45

TOTAL RETURN	12.75	%(3)	(4.99)%	25.61%	(17.32)%	2.25	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$118.46		$122.45	$126.92	$100.05	$68.31
Ratio of expenses to average net assets	1.61	%(4)	1.62%	1.60%	1.54%	1.73	%(4)
Ratio of net investment loss to average net assets	(0.84	)%(4)	(0.98)%	(0.65)%	(0.20)%	(0.28	)%(4)
Portfolio turnover rate(5)	43	%(3)	84%	83%	79%	72	%(3)

(1)	Fund commenced operations on December 31, 2013.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy BP Midstream Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended								Period Ended
	May 31, 2018		Year Ended November 30,						November 30,
	(Unaudited)		2017		2016		2015		2014(1)
PER SHARE DATA:
Net asset value, beginning of period	$14.51		$16.54		$15.45		$22.25		$20.00

Income from investment operations:
Net investment loss(2)(3)	(0.11)		(0.22)		(0.17)		(0.20)		(0.20)
Net realized and unrealized gains (losses) on investments	(0.02)		(0.78)		2.29		(5.60)		2.87
Total from investment operations	(0.13)		(1.00)		2.12		(5.80)		2.67

Less distributions:
Dividends from net investment income	(0.52)		(1.03)		(1.03)		(1.00)		(0.42)
Total distributions	(0.52)		(1.03)		(1.03)		(1.00)		(0.42)
Net asset value, end of period	$13.86		$14.51		$16.54		$15.45		$22.25

TOTAL RETURN	(0.97	)%(4)	(6.49)%		14.78%		(27.17)%		13.37	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$14.07		$16.86		$13.43		$8.76		$7.17
Ratio of expenses to average net assets:
Before expense reimbursement	1.77	%(5)	1.89%		2.21%		2.70%		4.04	%(5)
Fees waived	(0.02	)%(5)	(0.14)%		(0.47)%		(0.96)%		(2.29	)%(5)
After expense reimbursement	1.75	%(5)	1.75%		1.74%		1.74%		1.75	%(5)
State and federal income tax expense	—		0.02%		—		—		—
Deferred tax expense	—		—		—		(1.32	)%(6)	3.98	%(5)(6)
Total expense	1.75	%(5)	1.77%		1.74%		0.42%		5.73	%(5)
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.52	)%(3)(5)	(1.50	)%(3)	(1.60	)%(3)	(1.97	)%(3)	(3.28	)%(3)(5)
After expense reimbursement	(1.50	)%(3)(5)	(1.36	)%(3)	(1.13	)%(3)	(1.01	)%(3)	(0.99	)%(3)(5)
Portfolio turnover rate(7)	42	%(4)	63%		139%		96%		70	%(4)

(1)	Fund commenced operations on December 31, 2013.
(2)	Calculated using the average shares outstanding method.
(3)	Includes state income tax expense and deferred tax benefit derived from net investment loss only.
(4)	Not annualized.
(5)	Annualized.
(6)	Deferred tax expense estimate is derived from net investment loss and realized and unrealized gain/loss.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY BP MIDSTREAM FUND

Financial Highlights

Hennessy BP Midstream Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended								Period Ended
	May 31, 2018		Year Ended November 30,						November 30,
	(Unaudited)		2017		2016		2015		2014(1)
PER SHARE DATA:
Net asset value, beginning of period	$14.66		$16.66		$15.53		$22.28		$20.00

Income from investment operations:
Net investment loss(2)(3)	(0.09)		(0.18)		(0.12)		(0.14)		(0.15)
Net realized and unrealized gains (losses) on investments	(0.02)		(0.79)		2.28		(5.61)		2.87
Total from investment operations	(0.11)		(0.97)		2.16		(5.75)		2.72

Less distributions:
Dividends from net investment income	(0.52)		(1.03)		(1.03)		(1.00)		(0.44)
Total distributions	(0.52)		(1.03)		(1.03)		(1.00)		(0.44)
Net asset value, end of period	$14.03		$14.66		$16.66		$15.53		$22.28

TOTAL RETURN	(0.82	)%(4)	(6.25)%		14.97%		(26.90)%		13.60	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$91.24		$82.59		$33.22		$15.72		$7.79
Ratio of expenses to average net assets:
Before expense reimbursement	1.52	%(5)	1.64%		1.95%		2.34%		3.79	%(5)
Fees waived	(0.02	)%(5)	(0.14)%		(0.47)%		(0.92)%		(2.29	)%(5)
After expense reimbursement	1.50	%(5)	1.50%		1.48%		1.42%		1.50	%(5)
State and federal income tax expense	—		0.02%		—		—		—
Deferred tax expense	—		—		—		(1.24	)%(5)	3.98	%(5)(6)
Total expense	1.50	%(5)	1.52%		1.48%		0.18%		5.48	%(5)
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.27	)%(3)(5)	(1.28	)%(3)	(1.28	)%(3)	(1.63	)%(3)	(3.03	)%(3)(5)
After expense reimbursement	(1.25	)%(3)(5)	(1.14	)%(3)	(0.81	)%(3)	(0.71	)%(3)	(0.74	)%(3)(5)
Portfolio turnover rate(7)	42	%(4)	63%		139%		96%		70	%(4)

(1)	Fund commenced operations on December 31, 2013.
(2)	Calculated using the average shares outstanding method.
(3)	Includes state income tax expense and deferred tax benefit derived from net investment loss only.
(4)	Not annualized.
(5)	Annualized.
(6)	Deferred tax expense estimate is derived from the net investment loss and realized and unrealized gain/loss.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Gas Utility Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$30.35		$28.57	$27.69	$31.30	$26.69	$23.05

Income from investment operations:
Net investment income	0.30		0.70	0.62	0.69	0.62	0.62
Net realized and unrealized gains (losses) on investments	(2.06)		2.20	1.58	(2.69)	5.18	4.18
Total from investment operations	(1.76)		2.90	2.20	(2.00)	5.80	4.80

Less distributions:
Dividends from net investment income	(0.30)		(0.72)	(0.69)	(0.70)	(0.59)	(0.61)
Dividends from net realized gains	(0.16)		(0.40)	(0.63)	(0.91)	(0.60)	(0.55)
Total distributions	(0.46)		(1.12)	(1.32)	(1.61)	(1.19)	(1.16)
Paid-in capital from redemption fees	—		—	—	—	0.00 (1)	0.00 (1)
Net asset value, end of period	$28.13		$30.35	$28.57	$27.69	$31.30	$26.69

TOTAL RETURN	(5.83	)%(2)	10.39%	8.52%	(6.59)%	22.49%	21.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$964.22		$1,306.70	$1,454.93	$1,649.21	$2,254.98	$1,182.79
Ratio of expenses to average net assets	1.03	%(3)	1.01%	1.01%	0.93%	0.77%	0.80%
Ratio of net investment income to average net assets	2.06	%(3)	2.34%	2.25%	2.33%	2.26%	2.56%
Portfolio turnover rate(4)	7	%(2)	18%	38%	37%	20%	18%

(1)	Amount is less than $0.01.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY GAS UTILITY FUND

Financial Highlights

Hennessy Gas Utility Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Period Ended
	(Unaudited)		October 31, 2017(1)
PER SHARE DATA:
Net asset value, beginning of period	$30.32		$29.68

Income from investment operations:
Net investment income	0.33		0.62
Net realized and unrealized gains (losses) on investments	(2.03)		0.72
Total from investment operations	(1.70)		1.34

Less distributions:
Dividends from net investment income	(0.35)		(0.70)
Dividends from net realized gains	(0.16)		—
Total distributions	(0.51)		(0.70)
Net asset value, end of period	$28.11		$30.32

TOTAL RETURN	(5.64	)%(2)	4.56	%(2)(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$86.74		$84.62
Ratio of expenses to average net assets	0.66	%(4)	0.64	%(4)
Ratio of net investment income to average net assets	2.35	%(4)	1.23	%(4)
Portfolio turnover rate(5)	7	%(2)	18	%(2)

(1)	The Institutional Class shares commenced operations on March 1, 2017.
(2)	Not annualized.
(3)	Actual return from inception date of March 1, 2017, to the year end of October 31, 2017.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Japan Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$32.75		$27.81	$24.07	$21.77	$19.68	$15.40

Income from investment operations:
Net investment loss	0.00		(0.03)	(0.11)	(0.10)	(0.06)	(0.04)
Net realized and unrealized gains on investments	2.51		4.97	3.85	2.40	2.15	4.33
Total from investment operations	2.51		4.94	3.74	2.30	2.09	4.29

Less distributions:
Dividends from net investment income	(0.01)		—	—	—	—	—
Dividends from return of capital	—		—	—	—	—	(0.01)
Total distributions	(0.01)		—	—	—	—	(0.01)
Net asset value, end of period	$35.25		$32.75	$27.81	$24.07	$21.77	$19.68

TOTAL RETURN	7.65	%(1)	17.76%	15.54%	10.56%	10.62%	27.87%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$109.80		$84.44	$61.85	$61.56	$27.26	$31.32
Ratio of expenses to average net assets	1.42	%(2)	1.46%	1.50%	1.53%	1.70%	1.90%
Ratio of net investment loss to average net assets	(0.03	)%(2)	(0.15)%	(0.38)%	(0.44)%	(0.18)%	(0.35)%
Portfolio turnover rate(3)	1	%(1)	0%	5%	21%	22%	6%

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY JAPAN FUND

Financial Highlights

Hennessy Japan Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$33.64		$28.45	$24.55	$22.15	$19.98	$15.60

Income from investment operations:
Net investment income (loss)	0.09		0.03	(0.01)	(0.02)	0.07	(0.03)
Net realized and unrealized gains on investments	2.57		5.16	3.91	2.42	2.10	4.42
Total from investment operations	2.66		5.19	3.90	2.40	2.17	4.39

Less distributions:
Dividends from net investment income	(0.03)		—	—	—	—	—
Dividends from return of capital	—		—	—	—	—	(0.01)
Total distributions	(0.03)		—	—	—	—	(0.01)
Net asset value, end of period	$36.27		$33.64	$28.45	$24.55	$22.15	$19.98

TOTAL RETURN	7.90	%(1)	18.24%	15.89%	10.84%	10.86%	28.19%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$347.29		$177.42	$67.78	$54.13	$25.75	$9.07
Ratio of expenses to average net assets	1.00	%(2)	1.05%	1.17%	1.27%	1.50%	1.66%
Ratio of net investment income (loss) to average net assets	0.56	%(2)	0.30%	(0.03)%	(0.08)%	0.26%	(0.20)%
Portfolio turnover rate(3)	1	%(1)	0%	5%	21%	22%	6%

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Japan Small Cap Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$14.92		$11.29	$10.29	$10.51	$11.70	$10.54

Income from investment operations:
Net investment income (loss)	0.05		0.08	0.03	(0.02)	(0.04)	0.06
Net realized and unrealized gains on investments	1.75		3.77	1.31	0.71	1.36	3.44
Total from investment operations	1.80		3.85	1.34	0.69	1.32	3.50

Less distributions:
Dividends from net investment income	(0.05)		(0.12)	—	—	—	—
Dividends from net realized gains	(0.28)		(0.10)	(0.34)	(0.91)	(2.51)	(2.34)
Total distributions	(0.33)		(0.22)	(0.34)	(0.91)	(2.51)	(2.34)
Net asset value, end of period	$16.39		$14.92	$11.29	$10.29	$10.51	$11.70

TOTAL RETURN	12.23	%(1)	34.82%	13.44%	7.37%	13.99%	40.59%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$126.29		$69.86	$26.23	$22.68	$19.36	$14.82
Ratio of expenses to average net assets	1.44	%(2)	1.60%	1.91%	2.12%	2.24%	2.39%
Ratio of net investment income (loss) to average net assets	0.40	%(2)	0.26%	0.25%	(0.38)%	(0.39)%	(0.11)%
Portfolio turnover rate(3)	25	%(1)	41%	22%	75%	63%	141%

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY JAPAN SMALL CAP FUND

Financial Highlights

Hennessy Japan Small Cap Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended				Period Ended
	April 30, 2018		Year Ended October 31,		October 31,
	(Unaudited)		2017	2016	2015(1)
PER SHARE DATA:
Net asset value, beginning of period	$14.72		$11.33	$10.30	$10.89

Income from investment operations:
Net investment income (loss)	0.07		0.05	0.06	(0.01)
Net realized and unrealized gains (losses) on investments	1.76		3.78	1.31	(0.58)
Total from investment operations	1.83		3.83	1.37	(0.59)

Less distributions:
Dividends from net investment income	(0.08)		(0.10)	—	—
Dividends from net realized gains	(0.28)		(0.34)	(0.34)	—
Total distributions	(0.36)		(0.44)	(0.34)	—
Net asset value, end of period	$16.19		$14.72	$11.33	$10.30

TOTAL RETURN	12.57	%(2)	35.17%	13.73%	(5.42	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$104.77		$28.71	$3.42	$2.65
Ratio of expenses to average net assets	1.02	%(3)	1.19%	1.63%	1.86	%(3)
Ratio of net investment income (loss) to average net assets	1.11	%(3)	0.80%	0.63%	(1.04	)%(3)
Portfolio turnover rate(4)	25	%(2)	41%	22%	75	%(2)

(1)	The Institutional Class shares commenced operations on June 15, 2015.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Large Cap Financial Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$22.02		$16.23	$18.36	$20.87	$19.01	$14.16

Income from investment operations:
Net investment income (loss)	(0.02)		(0.08)	0.07	0.01	0.00 (1)	(0.03)
Net realized and unrealized gains (losses) on investments	1.20		5.97	(0.49)	(0.40)	2.44	4.89
Total from investment operations	1.18		5.89	(0.42)	(0.39)	2.44	4.86

Less distributions:
Dividends from net investment income	—		(0.10)	(0.02)	—	—	(0.01)
Dividends from net realized gains	(1.00)		—	(1.69)	(2.12)	(0.58)	—
Total distributions	(1.00)		(0.10)	(1.71)	(2.12)	(0.58)	(0.01)
Net asset value, end of period	$22.20		$22.02	$16.23	$18.36	$20.87	$19.01

TOTAL RETURN	5.48	%(2)	36.41%	(2.57)%	(2.57)%	13.04%	34.37%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$45.33		$26.33	$26.67	$100.73	$98.07	$88.30
Ratio of expenses to average net assets	1.71	%(3)	1.81%	1.66%	1.57%	1.49%	1.57%
Ratio of net investment income (loss) to average net assets	(0.61	)%(3)	(0.41)%	0.16%	0.03%	(0.01)%	(0.22)%
Portfolio turnover rate(4)	25	%(2)	76%	141%	74%	58%	75%

(1)	Amount is less than $0.01.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY LARGE CAP FINANCIAL FUND

Financial Highlights

Hennessy Large Cap Financial Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended				Period Ended
	April 30, 2018		Year Ended October 31,		October 31,
	(Unaudited)		2017	2016	2015(1)
PER SHARE DATA:
Net asset value, beginning of period	$21.91		$16.26	$18.39	$19.72

Income from investment operations:
Net investment income (loss)	(0.13)		0.18	0.02	0.01
Net realized and unrealized gains (losses) on investments	1.34		5.78	(0.36)	(1.34)
Total from investment operations	1.21		5.96	(0.34)	(1.33)

Less distributions:
Dividends from net investment income	—		(0.31)	(0.09)	—
Dividends from net realized gains	(1.00)		—	(1.70)	—
Total distributions	(1.00)		(0.31)	(1.79)	—
Net asset value, end of period	$22.12		$21.91	$16.26	$18.39

TOTAL RETURN	5.64	%(2)	36.92%	(2.14)%	(6.74	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$7.46		$5.83	$0.35	$0.29
Ratio of expenses to average net assets	1.39	%(3)	1.50%	1.24%	1.19	%(3)
Ratio of net investment income (loss) to average net assets	(0.25	)%(3)	(0.17)%	0.52%	0.25	%(3)
Portfolio turnover rate(4)	25	%(2)	76%	141%	74	%(2)

(1)	Institutional Class shares commenced operations on June 15, 2015.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Small Cap Financial Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$26.02		$23.48	$23.81	$24.13	$25.40	$19.54

Income from investment operations:
Net investment income	0.00	(2)	(0.04)	0.10	0.03 (1)	(0.10)	0.10
Net realized and unrealized gains on investments	0.32		5.83	1.20	2.99	0.49	5.88
Total from investment operations	0.32		5.79	1.30	3.02	0.39	5.98

Less distributions:
Dividends from net investment income	0.00	(2)	(0.06)	(0.03)	—	(0.06)	(0.12)
Dividends from net realized gains	(1.97)		(3.19)	(1.60)	(3.34)	(1.60)	—
Total distributions	(1.97)		(3.25)	(1.63)	(3.34)	(1.66)	(0.12)
Paid-in capital from redemption fees	—		—	—	—	0.00 (2)	0.00 (2)
Net asset value, end of period	$24.37		$26.02	$23.48	$23.81	$24.13	$25.40

TOTAL RETURN	1.22	%(3)	25.03%	5.80%	14.51%	1.40%	30.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$160.31		$174.01	$132.09	$218.50	$193.09	$243.42
Ratio of expenses to average net assets	1.55	%(4)	1.52%	1.54%	1.50%	1.44%	1.46%
Ratio of net investment income (loss) to average net assets	0.02	%(4)	(0.06)%	0.38%	0.17%	(0.36)%	0.48%
Portfolio turnover rate(5)	13	%(3)	46%	46%	49%	47%	57%

(1)	Calculated based on average shares outstanding method.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY SMALL CAP FINANCIAL FUND

Financial Highlights

Hennessy Small Cap Financial Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$15.69		$14.23	$14.39	$14.53	$15.96	$12.34

Income from investment operations:
Net investment income (loss)	0.03		0.02	0.09	0.06 (1)	(0.09)	0.14
Net realized and unrealized gains on investments	0.20		3.56	0.75	1.81	0.40	3.66
Total from investment operations	0.23		3.58	0.84	1.87	0.31	3.80

Less distributions:
Dividends from net investment income	(0.02)		(0.17)	(0.04)	—	(0.14)	(0.18)
Dividends from net realized gains	(1.19)		(1.95)	(0.96)	(2.01)	(1.60)	—
Total distributions	(1.21)		(2.12)	(1.00)	(2.01)	(1.74)	(0.18)
Net asset value, end of period	$14.71		$15.69	$14.23	$14.39	$14.53	$15.96

TOTAL RETURN	1.44	%(2)	25.56%	6.22%	14.91%	1.70%	31.18%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$30.18		$37.92	$21.27	$25.94	$42.23	$68.80
Ratio of expenses to average net assets	1.15	%(3)	1.15%	1.17%	1.17%	1.12%	1.15%
Ratio of net investment income (loss) to average net assets	0.42	%(3)	0.30%	0.72%	0.48%	(0.04)%	0.74%
Portfolio turnover rate(4)	13	%(2)	46%	46%	49%	47%	57%

(1)	Calculated based on average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Technology Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017		2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$18.46		$15.82		$15.36	$14.86	$13.57	$10.67

Income from investment operations:
Net investment loss	(0.04)		(0.23)		(0.68)	(0.38)	(0.23)	(0.20)
Net realized and unrealized gains on investments	1.38		2.87		1.14	0.88	1.52	3.10
Total from investment operations	1.34		2.64		0.46	0.50	1.29	2.90

Less distributions:
Dividends from net realized gains	(1.63)		—		—	—	—	—
Total distributions	(1.63)		—		—	—	—	—
Net asset value, end of period	$18.17		$18.46		$15.82	$15.36	$14.86	$13.57

TOTAL RETURN	8.03	%(2)	16.69%		2.99%	3.36%	9.51%	27.18%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$3.29		$3.20		$2.91	$4.04	$4.99	$4.49
Ratio of expenses to average net assets:
Before expense reimbursement	3.75	%(3)	4.16%		3.61%	3.13%	2.92%	3.04%
After expense reimbursement	1.23	%(3)	2.15	%(1)	3.61%	2.75%	1.95%	1.95%
Ratio of net investment income to average net assets:
Before expense reimbursement	(3.06	)%(3)	(3.16)%		(2.92)%	(2.30)%	(2.53)%	(2.36)%
After expense reimbursement	(0.54	)%(3)	(1.15	)%(1)	(2.92)%	(1.92)%	(1.55)%	(1.27)%
Portfolio turnover rate(4)	120	%(2)	267%		80%	163%	204%	164%

(1)
The Fund’s current expense limitation agreement, which became effective on February 28, 2017, was in effect for eight months of the year ended October 31, 2017. The Fund previously had an expense limitation agreement in effect from October 26, 2012, to February 28, 2015.

(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY TECHNOLOGY FUND

Financial Highlights

Hennessy Technology Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017		2016	2015	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$18.85		$16.11		$15.58	$15.02	$13.68	$10.73

Income from investment operations:
Net investment loss	(0.00	)(2)	(0.12)		(0.43)	(0.25)	(0.26)	(0.12)
Net realized and unrealized gains on investments	1.39		2.86		0.96	0.81	1.60	3.07
Total from investment operations	1.39		2.74		0.53	0.56	1.34	2.95

Less distributions:
Dividends from net realized gains	(1.67)		—		—	—	—	—
Total distributions	(1.67)		—		—	—	—	—
Net asset value, end of period	$18.57		$18.85		$16.11	$15.58	$15.02	$13.68

TOTAL RETURN	8.12	%(3)	17.01%		3.40%	3.73%	9.80%	27.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$1.12		$1.22		$0.90	$0.95	$0.93	$1.19
Ratio of expenses to average net assets:
Before expense reimbursement	3.31	%(4)	3.74%		3.28%	2.76%	2.60%	2.76%
After expense reimbursement	0.98	%(4)	1.77	%(1)	3.28%	2.44%	1.70%	1.70%
Ratio of net investment income to average net assets:
Before expense reimbursement	(2.62	)%(4)	(2.74)%		(2.59)%	(1.92)%	(2.23)%	(2.10)%
After expense reimbursement	(0.29	)%(4)	(0.77	)%(1)	(2.59)%	(1.60)%	(1.33)%	(1.04)%
Portfolio turnover rate(5)	120	%(3)	267%		80%	163%	204%	164%

(1)
The Fund’s current expense limitation agreement, which became effective on February 28, 2017 was in effect for eight months of the year ended October 31, 2017. The Fund previously had an expense limitation agreement in effect from October 26, 2012, to February 28, 2015.

(2)	Amount is less than $(0.01).
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

PRIVACY POLICY

We collect the following non-public personal information about you:

•
information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth;

and

•
information about your transactions with us, our affiliates or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your non-public personal information.

In the event that you hold shares of any of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

HENNESSYFUNDS.COM

FUND SYMBOLS AND CUSIPS

The Investor Class shares of the Funds have the following fund symbols and CUSIPs:

Fund – Investor Class	Symbol	CUSIP
Hennessy Cornerstone Growth Fund	HFCGX	425888104
Hennessy Focus Fund	HFCSX	42588P700
Hennessy Cornerstone Mid Cap 30 Fund	HFMDX	425888302
Hennessy Cornerstone Large Growth Fund	HFLGX	42588P205
Hennessy Cornerstone Value Fund	HFCVX	425888203
Hennessy Total Return Fund	HDOGX	425887205
Hennessy Equity and Income Fund	HEIFX	42588P825
Hennessy Balanced Fund	HBFBX	425887106
Hennessy BP Energy Fund	HNRGX	42588P742
Hennessy BP Midstream Fund	HMSFX	42588P726
Hennessy Gas Utility Fund	GASFX	42588P833
Hennessy Japan Fund	HJPNX	425894102
Hennessy Japan Small Cap Fund	HJPSX	425894300
Hennessy Large Cap Financial Fund	HLFNX	42588P882
Hennessy Small Cap Financial Fund	HSFNX	42588P874
Hennessy Technology Fund	HTECX	42588P858

The Institutional Class shares of the Funds have the following fund symbols and CUSIPs:

Fund – Institutional Class	Symbol	CUSIP
Hennessy Cornerstone Growth Fund	HICGX	425888500
Hennessy Focus Fund	HFCIX	42588P809
Hennessy Cornerstone Mid Cap 30 Fund	HIMDX	425888609
Hennessy Cornerstone Large Growth Fund	HILGX	42588P403
Hennessy Cornerstone Value Fund	HICVX	425888401
Hennessy Equity and Income Fund	HEIIX	42588P817
Hennessy BP Energy Fund	HNRIX	42588P734
Hennessy BP Midstream Fund	HMSIX	42588P718
Hennessy Gas Utility Fund	HGASX	42588P759
Hennessy Japan Fund	HJPIX	425894201
Hennessy Japan Small Cap Fund	HJSIX	42588P767
Hennessy Large Cap Financial Fund	HILFX	42588P775
Hennessy Small Cap Financial Fund	HISFX	42588P866
Hennessy Technology Fund	HTCIX	42588P841

Not part of Prospectus.

HENNESSY FUNDS	1-800-966-4354

(This Page Intentionally Left Blank.)

HENNESSYFUNDS.COM

For information, questions, or assistance, please call
Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

To learn more about the Hennessy Funds, you may want to read the Funds’ Statement of Additional Information (the “SAI”), which contains additional information about the Funds. The Funds have incorporated by reference the SAI into this Prospectus. This means that you should consider the contents of the SAI to be part of this Prospectus.

You also may learn more about the Funds’ investments by reading the Funds’ annual and semi-annual reports to shareholders. Each Fund’s annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors, without charge, upon request, simply by calling 1-800-966-4354 or 1-415-899-1555. The Funds also make available the SAI and the annual and semi-annual reports, free of charge, on their website (hennessyfunds.com).

Prospective investors and shareholders who have questions about the Funds may also call 1-800-966-4354 or 1-415-899-1555 or write to the following address:

Hennessy Funds
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

The general public can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (please call 1-202-551-8090 for information on the operations of the Public Reference Room). Reports and other information about the Funds are also available on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov., or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

When seeking information about the Funds, please refer to the Hennessy Funds Trust’s Investment Company Act File No. 811-07168.